As filed with the Securities and Exchange Commission on April 30, 1998
                                                               File Nos. 33-7592
                                                                   811-04768

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                                                                   ---

                         Pre-Effective Amendment No. __           /   /


                         Post-Effective Amendment No. 16          / X /
                                                                   ---

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940           / X /
                                                                   ---


                                 Amendment No. 16                 / X /
                                                                   ---
                        (Check appropriate box or boxes)

                       PIONEER INTERMEDIATE TAX-FREE FUND

               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (617) 742-7825


              Joseph P. Barri, Hale and Dorr LLP, 60 State Street,
                          Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b)
      X  on April 30, 1998 pursuant to paragraph (b)
     ---
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                       PIONEER INTERMEDIATE TAX-FREE FUND

                       Class A, Class B and Class C Shares

      Cross-Reference Sheet Showing Location in Prospectus and Statement of
                      Additional Information of Information
                   Required by Items of the Registration Form

FORM N-1A ITEM NUMBER AND CAPTION        LOCATION IN PROSPECTUS OR STATEMENT
                                         OF ADDITIONAL INFORMATION

1.   Cover Page                          Prospectus - Cover Page

2.   Synopsis                            Prospectus - Expense Information

3.   Condensed Financial Information     Prospectus - Financial Highlights


4.   General Description of Registrant   Prospectus - Cover Page; Investment
                                         Objective and Policies; Management of
                                         the Fund; Fund Share Alternatives;
                                         Share Price; How to Buy Fund Shares;
                                         How to Sell Fund Shares; How to
                                         Exchange Fund Shares; The Fund

5.   Management of the Fund              Prospectus - Management of the Fund;
                                         Shareholder Services

5A.  Management's Discussion of Fund
     Performance                         Not Applicable

6.   Capital Stock and Other Securities  Prospectus - Investment Objective and
                                         Policies; Management of the Fund; Fund
                                         Share Alternatives; Share Price; How to
                                         Buy Fund Shares; How to Sell Fund
                                         Shares; How to Exchange Fund Shares;
                                         Dividends and Tax Status; The Fund

7.   Purchase of Securities Being
     Offered                             Prospectus - Management of the Fund;
                                         Distribution Plans; Fund Share
                                         Alternatives; Share Price; How to Buy
                                         Fund Shares; How to Sell Fund Shares;
                                         How to Exchange Fund Shares;
                                         Shareholder Services

8.   Redemption or Repurchase            Prospectus - Fund Share Alternatives;
                                         How to Buy Fund Shares; How to Sell
                                         Fund Shares; How to Exchange Fund
                                         Shares; Shareholder Services

9.   Pending Legal Proceedings           Not Applicable

10.  Cover Page                          Statement of Additional Information -
                                         Cover Page

11.  Table of Contents                   Statement of Additional Information -
                                         Cover Page


12.  General Information and History     Statement of Additional Information -
                                         Description of Shares

13.  Investment Objectives and Policies  Statement of Additional Information -
                                         Investment Policies and Restrictions;
                                         Appendix A; Appendix B

14.  Management of the Fund              Statement of Additional Information -
                                         Management of the Fund

15.  Control Persons and Principal
     Holders of Securities               Statement of Additional Information -
                                         Management of the Fund


16.  Investment Advisory and Other
     Services Statement of Additional Information - Management of the Fund; Investment Adviser; Underwriting Agreement and Distribution Plans; Shareholder
                                         Servicing/Transfer Agent; Custodian;
                                         Principal Underwriter; Independent
                                         Public Accountants; Appendix D

17.  Brokerage Allocation and Other
     Practices                           Statement of Additional Information -
                                         Portfolio Transactions


18.  Capital Stock and Other Securities  Statement of Additional Information -
                                         Description of Shares

19.  Purchase, Redemption and Pricing
     of Securities Being Offered         Statement of Additional Information -
                                         Letter of Intent; Systematic Withdrawal
                                         Plan; Determination of Net Asset Value

20.  Tax Status                          Statement of Additional Information -
                                         Tax Status


21.  Underwriters                        Statement of Additional Information -
                                         Underwriting Agreement and Distribution
                                         Plans; Principal Underwriter

22.  Calculation of Performance Data     Statement of Additional Information -
                                         Investment Results; Appendix C

23.  Financial Statements                Statement of Additional Information -
                                         Financial Statements

                                                                  [PIONEER LOGO]

Pioneer
Intermediate
Tax-Free
Fund


CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS
APRIL 30, 1998

      The investment objective of Pioneer Intermediate Tax-Free Fund (the "Fund") is to provide as high a level of current income exempt from federal income taxes from a high-quality portfolio of municipal bonds as is consistent with prudent investment risk.

      FUND RETURNS AND SHARE PRICES FLUCTUATE AND THE VALUE OF YOUR ACCOUNT UPON REDEMPTION MAY BE MORE OR LESS THAN YOUR PURCHASE PRICE. SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


      This Prospectus provides the information about the Fund that you should know before investing. Please read and retain it for your future reference. More information about the Fund is included in the Statement of Additional Information, also dated April 30, 1998, as supplemented or revised from time to time, which is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. Other information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-225-6292 or through the SEC's Internet web site (http://www.sec.gov).


          TABLE OF CONTENTS                                           PAGE
          ---------------------------------------------------------   -----
I.        EXPENSE INFORMATION .....................................      2
II.       FINANCIAL HIGHLIGHTS ....................................      3
III.      INVESTMENT OBJECTIVE AND POLICIES .......................      5
IV.       MANAGEMENT OF THE FUND ..................................      6
V.        FUND SHARE ALTERNATIVES .................................      7
VI.       SHARE PRICE .............................................      8
VII.      HOW TO BUY FUND SHARES ..................................      8
VIII.     HOW TO SELL FUND SHARES .................................     11
IX.       HOW TO EXCHANGE FUND SHARES .............................     12
X.        DISTRIBUTION PLANS ......................................     13
XI.       DIVIDENDS AND TAX STATUS ................................     14
XII.      SHAREHOLDER SERVICES ....................................     15
           Account and Confirmation Statements ....................     15
           Additional Investments .................................     15
           Automatic Investment Plans .............................     15
           Financial Reports and Tax Information ..................     15
           Distribution Options ...................................     15
           Directed Dividends .....................................     16
           Direct Deposit .........................................     16
           Telephone Transactions .................................     16
           FactFone(SM) ...........................................     16
           Telecommunications Device for the Deaf (TDD) ...........     16
           Systematic Withdrawal Plans ............................     16
           Reinstatement Privilege (Class A Shares Only) ..........     16
XIII.     THE FUND ................................................     17
XIV.      INVESTMENT RESULTS ......................................     17
XV.       APPENDIX--Taxable Equivalent Yields .....................     18


                             --------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION


     This table is designed to help you understand the charges and expenses that you, as a shareholder, will bear directly or indirectly when you invest in the Fund. The table reflects annual operating expenses based upon actual expenses incurred for the fiscal year ended December 31, 1997.


SHAREHOLDER TRANSACTION EXPENSES:                        CLASS A       CLASS B        CLASS C
 Maximum Initial Sales Charge on Purchases
   (as a percentage of the offering price) .........      3.50%(1)       None          None
 Maximum Sales Charge on Reinvestment of
   Dividends .......................................      None           None          None
 Maximum Deferred Sales Charge
   (as a percentage of purchase price or
   redemption proceeds, as applicable) .............      None(1)        3.00%         1.00%
 Redemption Fee(2) .................................      None           None          None
 Exchange Fee ......................................      None           None          None
ANNUAL OPERATING EXPENSES (as a percentage
   of average net assets):
 Management Fee (after fee reduction)(3) ...........      0.35%          0.35%         0.35%
 12b-1 Fees ........................................      0.24%          1.00%         1.00%
 Other Expenses (including transfer agent fee,
   custodian fees and accounting and printing
   expenses) .......................................      0.41%          0.44%         0.47%
                                                          ----           ----          ----
 Total Operating Expenses (after fee
    reductions)(4) .................................      1.00%          1.79%         1.82%
                                                          ====           ====          ====


--------------------
1 Purchases of $1 million or more and purchases by participants in a group plan are not subject to an initial sales charge but may be subject to a contingent deferred sales charge ("CDSC") as further described under "How to Sell Fund Shares."

2 Separate fees (currently $10 and $20, respectively) apply to United States ("U.S.") or international wire transfers of redemption proceeds.

3 Effective January 3, 1994, Pioneering Management Corporation ("PMC") agreed not to impose a portion of its management fee and to make other arrangements, if necessary, to reduce Class A expenses to 1.00% of the average daily net assets attributable to Class A shares. The portion of Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. This agreement is voluntary and temporary and may be revised or terminated at any time.


EXPENSES ABSENT WAIVER                CLASS A       CLASS B       CLASS C
                                       -------       -------       -------
 Management Fee ....................   0.50%         0.50%         0.50%
 Total Operating Expenses(4) .......   1.15%         1.94%         1.97%


--------------------

4Expenses are net of amounts paid in connection with certain expense offset arrangements. See "Financial Highlights."

     EXAMPLE:

     You would pay the following expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.


                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                             --------   ---------   ---------   ---------
Class A Shares                  $45        $66         $88         $153
Class B Shares*
 -Assuming complete
   redemption at end
   of period                    $48        $76         $97         $190
 -Assuming no redemption        $18        $56         $97         $190
Class C shares**
 -Assuming complete
   redemption at end
   of period                    $28        $57         $99         $214
 -Assuming no redemption        $18        $57         $99         $214


--------------------
 * Class B shares convert to Class A shares six years after purchase; therefore, Class A share expenses are used after year six.

** Class C shares redeemed during the first year after purchase are subject to a 1% CDSC.



     THE EXAMPLE IS DESIGNED FOR INFORMATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL FUND EXPENSES AND RETURN WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

     For further information regarding management fees, Rule 12b-1 fees and other expenses of the Fund, see "Management of the Fund," "Distribution Plans" and "How To Buy Fund Shares" in this Prospectus and "Management of the Fund" and "Underwriting Agreement and Distribution Plans" in the Statement of Additional Information. The Fund's payment of a Rule 12b-1 fee may result in long-term shareholders paying more than the economic equivalent of the maximum sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

     The maximum initial sales charge is reduced on purchases of specified amounts of Class A shares and the value of shares owned in other Pioneer mutual funds is taken into account in determining the applicable initial charge. See "How to Buy Fund Shares." No sales charge is applied to exchanges of shares of the Fund for shares of other publicly available Pioneer mutual funds. See "How to Exchange Fund Shares."

II. FINANCIAL HIGHLIGHTS


     The following information has been audited by Arthur Andersen LLP, independent public accountants. Arthur Andersen LLP's report on the Fund's financial statements as of December 31, 1997 appears in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information. The information listed below should be read in conjunction with those financial statements. The Annual Report includes more information about the Fund's performance and is available free of charge by calling Shareholder Services at 1-800-225-6292.

Pioneer Intermediate Tax-Free Fund
SELECTED DATA FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:


                         FOR THE YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------
                                        1997           1996           1995         1994+
                                   -------------- -------------- -------------- --------
Net asset value, beginning
 of period .......................     $ 10.28      $ 10.44        $  9.62       $ 10.76
                                       -------      -------        -------       -------
Increase (decrease) from
 investment operations:
 Net investment income
  (loss) .........................     $  0.44      $  0.46        $  0.49       $  0.49
 Net realized and
  unrealized gain (loss)
  on investments .................        0.25        (0.15)          0.82         (1.13)
                                       -------      -------        -------       -------
 Net increase
  (decrease) from
  investment operations ..........     $  0.69      $  0.31        $  1.31       $ (0.64)
Distributions
 shareholders:
 Net investment income ...........       (0.44)       (0.47)         (0.49)        (0.49)
 Net realized gain ...............       (0.08)          --             --         (0.01)
                                       -------      -------        -------       -------
Net increase (decrease) in net
 asset value .....................     $  0.17      $ (0.16)       $  0.82       $ (1.14)
                                       -------      -------        -------       -------
Net asset value, end
 of period .......................     $ 10.45      $ 10.28        $ 10.44       $  9.62
                                       =======      =======        =======       =======
Total return* ....................        6.87%        3.03%         13.80%        (6.02)%
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to
 average net assets ..............        1.02%++      1.03%++        1.02%++       1.00%
Ratio of net investment income
 (loss) to average net assets             4.23%++      4.47%++        4.77%++       4.89%
Portfolio turnover rate ..........          35%          34%            29%           39%
Net assets, end of period
 (in thousands) ..................     $65,225      $73,387        $79,432       $76,674
Ratios assuming no waiver of
 management fees by PMC and no
 reduction for fees
 paid indirectly:
 Net expenses ....................        1.17%        1.14%          1.12%         1.22%
 Net investment income
 (loss) ..........................        4.08%        4.36%          4.67%         4.67%
Ratios assuming waiver of
 management fees by PMC and
 reduction for fees paid
 indirectly:
  Net expenses ...................        1.00%        1.00%          1.00%           --
  Net investment income
   (loss) ........................        4.25%        4.50%          4.79%           --



                                                      FOR THE YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------
                                       1993        1992        1991        1990        1989       1988
                                   ----------- ----------- ----------- ----------- ----------- ----------
Net asset value, beginning
 of period .......................   $ 10.32     $ 10.06     $  9.63      $ 9.66      $ 9.40     $ 8.95
                                     -------     -------     -------      ------      ------     -------
Increase (decrease) from
 investment operations:
 Net investment income
  (loss) .........................   $  0.56     $  0.59     $  0.61      $ 0.63      $ 0.63     $ 0.63
 Net realized and
  unrealized gain (loss)
  on investments .................      0.56        0.25        0.43       (0.04)       0.26       0.47
                                     -------     -------     -------     -------      ------     -------
 Net increase
  (decrease) from
  investment operations ..........   $  1.12     $  0.84     $  1.04      $ 0.59      $ 0.89     $ 1.10
Distributions
 shareholders:
 Net investment income ...........     (0.56)      (0.58)      (0.61)      (0.62)      (0.63)     (0.65)
 Net realized gain ...............     (0.12)         --          --          --          --         --
                                     -------     -------     -------     -------     -------    -------
Net increase (decrease) in net
 asset value .....................   $  0.44     $  0.26     $  0.43     $ (0.03)     $ 0.26     $ 0.45
                                     -------     -------     -------     -------     -------    -------
Net asset value, end
 of period .......................   $ 10.76     $ 10.32     $ 10.06      $ 9.63      $ 9.66     $ 9.40
                                     =======     =======     =======     =======     =======    =======
Total return* ....................     11.08%       8.65%      11.17%       6.42%       9.77%     12.79%
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to
 average net assets ..............      0.85%       0.85%       0.75%       0.66%       0.60%      0.50%
Ratio of net investment income
 (loss) to average net assets           5.23%       5.78%       6.21%       6.56%       6.60%      6.89%
Portfolio turnover rate ..........        14%          4%          5%          8%          4%        10%
Net assets, end of period
 (in thousands) ..................   $82,907     $57,353     $44,631     $34,118     $28,754    $20,121
Ratios assuming no waiver of
 management fees by PMC and
 no reduction for fees
 paid indirectly:
 Net expenses ....................      1.12%       1.27%       1.33%       1.17%       1.10%      1.28%
 Net investment income
 (loss) ..........................      4.97%       5.36%       5.63%       6.05%       6.10%      6.11%
Ratios assuming waiver of
 management fees by PMC and
 reduction for fees paid
 indirectly:
  Net expenses ...................        --          --          --          --          --         --
  Net investment income
   (loss) ........................        --          --          --          --          --         --


-------------

 + Per share data based upon average shares outstanding for the period presented.
++ Ratio assuming no reduction for fees paid indirectly.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

Pioneer Intermediate Tax-Free Fund

SELECTED DATA FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                               FOR THE YEAR                                 APRIL 29,
                                                                  ENDED             FOR THE YEAR ENDED       1994 TO
                                                               DECEMBER 31,            DECEMBER 31,        DECEMBER 31,
                                                              --------------     ---------------------     ------------
                                                                   1997            1996           1995        1994+
                                                              --------------     ----------- ---------    -------------
Net asset value, beginning of period ........................    $10.31           $10.46        $ 9.65       $10.07
                                                                 ------           ------        ------       ------
Increase (decrease) from investment operations:
 Net investment income (loss) ...............................    $ 0.36           $ 0.38        $ 0.41       $ 0.27
 Net realized and unrealized gain (loss) on investments .....      0.25            (0.15)         0.80        (0.42)
                                                                 ------           ------        ------       -------
Net increase (decrease) from investment operations ..........    $ 0.61           $ 0.23        $ 1.21       $(0.15)
Distributions to shareholders:
 Net investment income ......................................     (0.37)           (0.38)        (0.40)       (0.27)
 Net realized gain ..........................................     (0.08)              --            --           --
                                                                 ------           ------        ------       -------
Net increase (decrease) in net asset value ..................    $ 0.16           $(0.15)       $ 0.81       $(0.42)
                                                                 ------           ------        ------       -------
Net asset value, end of period ..............................    $10.47           $10.31        $10.46       $ 9.65
                                                                 ======           ======        ======       =======
Total return* ...............................................      6.08%            2.25%        12.71%       (1.49)%
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets .................      1.81%++          1.81%++       1.86%++      1.84%**
Ratio of net investment income (loss) to average net assets .      3.44%++          3.68%++       3.90%++      4.17%**
Portfolio turnover rate .....................................        35%              34%           29%          39%
Net assets, end of period (in thousands) ....................    $3,010           $2,864        $2,553       $1,529
Ratios assuming no waiver of management fees by PMC and
 no reduction for fees paid indirectly:
 Net expenses ...............................................      1.96%            1.91%         1.96%        2.14%**
 Net investment income (loss) ...............................      3.29%            3.58%         3.80%        3.87%**
Ratios assuming waiver of management fees by PMC and
 reduction for fees paid indirectly:
 Net expenses ...............................................      1.79%            1.76%         1.82%          --
 Net investment income (loss) ...............................      3.46%            3.73%         3.94%          --


SELECTED DATA FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                FOR THE YEAR ENDED
                                                                   DECEMBER 31,          JANUARY 31, 1996
                                                                       1997            TO DECEMBER 31, 1996
                                                               -------------------    ---------------------
Net asset value, beginning of period ..........................     $10.29                   $10.51
                                                                    ------                   ------
Increase (decrease) from investment operations:
 Net investment income (loss) .................................     $ 0.35                   $ 0.33
 Net realized and unrealized gain (loss) on investments .......       0.26                    (0.21)
                                                                    ------                   -------
 Net increase (decrease) from investment operations ...........     $ 0.61                   $ 0.12
Distributions to shareholders:
 Net investment income ........................................      (0.34)                   (0.33)
 In excess of net investment income ...........................         --                    (0.01)
 Net realized gain ............................................      (0.08)                      --
                                                                    ------                   -------
Net increase (decrease) in net asset value ....................     $ 0.19                   $(0.22)
                                                                    ------                   -------
Net asset value, end of period ................................     $10.48                   $10.29
                                                                    ======                   =======
Total return* .................................................       6.04%                    1.22%
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets ...................       1.84%++                  1.97%++**
Ratio of net investment income (loss) to average net assets ...       3.41%++                  3.51%++**
Portfolio turnover rate .......................................         35%                      34%
Net assets, end of period (in thousands) ......................     $  300                   $  202
Ratios assuming no waiver of management fees by PMC and no
 reduction for fees paid indirectly:
 Net expenses .................................................       1.99%                    2.08%**
 Net investment income (loss) .................................       3.26%                    3.40%**
Ratios assuming waiver of management fees by PMC and
 reduction for fees paid indirectly:
 Net expenses .................................................       1.82%                    1.89%**
 Net investment income (loss) .................................       3.43%                    3.59%**


-------------

 + Per share data based upon average shares outstanding for the period presented.
++ Ratio assuming no reduction for fees paid indirectly.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.

III. INVESTMENT OBJECTIVE AND POLICIES

     THE INVESTMENT OBJECTIVE OF THE FUND IS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES FROM A HIGH-QUALITY PORTFOLIO OF MUNICIPAL BONDS AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK.

     The Fund's policy under normal conditions is to invest at least 80% of the Fund's portfolio in bonds, notes and other debt instruments issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (hereinafter "Municipal Bonds" or "tax-exempt securities"). As a defensive measure during times of adverse market conditions, up to 50% of the Fund's portfolio may be invested in the short-term taxable investments described in paragraphs 3 and 4 below.

     All of the Fund's investments will be made in accordance with the investment policies set forth below. The Fund's investments will be limited to:


     (1) Tax-exempt securities which are rated AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P" ) or are rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's");

     (2) Notes of issuers having an issue of outstanding Municipal Bonds rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's or which are guaranteed by the U.S. government;

     (3) Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

     (4) Obligations of banks (including certificates of deposit and bankers' acceptances) with $1 billion of assets and repurchase agreements with banks and broker-dealers; and

     (5) Tax-exempt securities which are not rated but which, in the opinion of the Fund's investment adviser, are of at least comparable quality to the three highest grades of S&P or Moody's.


     Municipal Bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge.

     No more than 15% of the Fund's total portfolio will be invested in securities which are not rated or which are rated BBB by S&P or Baa by Moody's. Securities rated BBB by S&P or Baa by Moody's are considered medium-grade, neither highly protected nor poorly secured, with some elements of uncertainty over any great length of time and certain speculative characteristics as well. The Fund will not invest in securities rated below BBB by S&P or Baa by Moody's.

     The dollar weighted average portfolio maturity of the Fund will not exceed 10 years. Under normal circumstances, the Fund will invest at least 80% of its assets in securities with remaining maturities of 15 years or less. For purposes of these policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as puts, demand, prepayment or redemption features) or a variable rate of interest which, based on projected cash flows from the instrument, will in the judgment of PMC result in the instrument being valued in the market as though it has the earlier maturity.


     The Fund intends to minimize the distribution of taxable income to shareholders. Thus, investments described in paragraphs 3 and 4 above will generally be purchased only to meet short-term liquidity needs. If the Fund cannot find suitable tax-exempt short-term instruments in the quantity necessary, or if for any reason the Fund earns taxable income or net short-term capital gains, a portion of the dividends distributed to shareholders may be taxable as ordinary income. See "Dividends and Tax Status."

     The higher quality issues in which the Fund's portfolio will be concentrated can generally be expected to produce lower yields than issues of lower quality, though they are generally more marketable.


     The net asset value of the shares of an open-end investment company such as the Fund, which invests primarily in fixed income tax-exempt securities, changes as the general levels of interest rates fluctuate. When interest rates rise, the value of a portfolio invested at lower yields can be expected to decline. For a description of how to compare yields on Municipal Bonds and taxable securities, see "Taxable Equivalent Yields" in the Appendix. For the ratings of S&P and Moody's for Municipal Bonds and a general discussion of Municipal Bonds and descriptions of short-term investments permitted as Fund investments, see the Fund's Statement of Additional Information.

"When Issued" Securities

Some tax-exempt securities are purchased on a "when-issued" basis, which means that it may take as long as 60 days or more before the securities are delivered and paid for. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. Although the amount of tax-exempt securities for which there may be purchase commitments on a when-issued basis is not limited, it is expected that under normal circumstances not more than 50% of the total assets of the Fund will be committed to such purchases. The Fund does not start earning interest on when-issued securities until they are issued. In order to invest the assets of the Fund immediately while awaiting delivery of securities purchased on a when- issued basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although short-term investments will normally be in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available.

     When a commitment to purchase a security on a when-issued basis is made, procedures are established consistent with the General Statement of Policy of the SEC concerning such purchases. Because that policy currently recommends that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, cash or high quality debt securities sufficient to cover any commitments are always expected to be available. However, although it is not intended that such purchases would be made for speculative purposes, and although the Fund intends to adhere to the provisions of the SEC policy, purchases of securities on a when-issued basis may involve more risk than other types of purchases. For example, when the time comes to pay for a when-issued security, portfolio securities of the Fund may have to be sold in order for the Fund to meets its payment obligations, and a sale of securities to meet such obligations carries with it a greater potential for the realization of capital gain, which is not tax-exempt.

     Also, if it is necessary to sell the when-issued security before delivery, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase the security was made. Moreover, the Fund's distributions of any gain resulting from any such sale would not be tax-exempt. Additionally, because of market fluctuations between the time of commitment to purchase and the date of purchase, a when-issued security may have a lesser (or greater) value at the time of purchase than the Fund's payment obligations with respect to the security.

Portfolio Transactions and Turnover

     The Fund will be fully managed by purchasing and selling securities, as well as holding selected securities to maturity. In purchasing and selling portfolio securities, the Fund seeks to take advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. For a description of the strategies which may be used by the Fund in purchasing and selling portfolio securities, see the Statement of Additional Information.


     While it is not possible to predict accurately the rate of turnover of the Fund's portfolio on an annual basis, it is anticipated that the rate will not materially exceed 85%. Securities in the Fund's portfolio will be sold whenever PMC believes that it is necessary without regard to the length of time the particular security may have been held. See "Financial Highlights" for actual turnover rates. Computation of portfolio turnover excludes transactions in U.S. Treasury obligations and securities having a maturity of one year or less.

     The investment objective and policy to invest under normal circumstances at least 80% of the Fund's portfolio in Municipal Bonds may not be changed without shareholder approval. Because all of the Fund's investments are subject to fluctuations in yields and value due to changes in earnings, economic conditions and other factors, there can be no assurance that the Fund's investment objective will be achieved.

     The Statement of Additional Information includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Fund's investment policies. The specific investment restrictions identified in the Statement of Additional Information as fundamental may not be changed without shareholder approval.

IV. MANAGEMENT OF THE FUND

     The Fund's Board of Trustees has overall responsibility for management and supervision of the Fund. The Board meets at least quarterly. By virtue of the functions performed by PMC as investment adviser, the Fund requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the name and general background of each Trustee and executive officer of the Fund.

     Mr. David Tripple, President and Chief Investment Officer of PMC and Executive Vice President of each Pioneer mutual fund, has general responsibility for PMC's investment operations and chairs a committee of PMC's fixed income managers which reviews PMC's research and portfolio operations, including those of the Fund. Mr. Tripple joined PMC in 1974.

     Research and management of the Fund is the responsibility of a team of portfolio managers and analysts focusing on fixed income securities. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition. Mr. Sherman Russ, a Senior Vice President of PMC and Vice President of the Fund, is the senior member of the team. Mr. Russ joined PMC in 1983.


     Day-to-day management of the Fund has been the responsibility of Ms. Kathleen D. McClaskey, a Vice President of PMC and the Fund, since February, 1990. Ms. McClaskey joined PMC in 1986 and has over 16 years of investment experience.

     The Fund is managed under a contract with PMC. PMC serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business affairs, subject only to the authority of the Board of Trustees. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a publicly traded Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirect wholly owned subsidiary of PGI, is the principal underwriter of the Fund. John
F. Cogan, Jr., Chairman and President of the Fund, President and a Director of PGI and Chairman and a Director of PMC and PFD, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.

     In addition to the Fund, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PFD's executive offices are located at 60 State Street, Boston, Massachusetts 02109. In an effort to avoid conflicts of interest with the Fund, the Fund and PMC have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Fund and its shareholders in making personal securities transactions.

     Under the terms of its contract with the Fund, PMC assists in the management of the Fund and is authorized in its discretion to buy and sell securities for the account of the Fund. PMC pays all the ordinary operating expenses, including executive salaries and the rental of certain office space, related to its services for the Fund, with the exception of the following which are to be paid by the Fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of PMC or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Fund; (d) issue and transfer taxes, chargeable to the Fund in connection with securities transactions to which the Fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations, and all taxes and corporate fees payable by the Fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with regulatory agencies, individual states or blue sky securities agencies, territories and foreign countries, including the preparation of prospectuses and statements of additional information for filing with the SEC; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Fund and to Trustees; (i) distribution fees paid by the Fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); (j) compensation of those Trustees of the Fund who are not affiliated with or interested persons of PMC, the Fund (other than as Trustees), PGI or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition to the expenses described above, the Fund shall pay any brokers' and underwriting commissions chargeable to the Fund in connection with securities transactions to which the Fund is a party.

     Orders for the Fund's portfolio securities transactions are placed by PMC, which strives to obtain the best price and execution for each transaction. In circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides brokerage or investment research services or sells shares of any Pioneer mutual fund or other funds for which PMC or any affiliate serves as investment adviser or manager. See the Statement of Additional Information for a further description of PMC's brokerage allocation practices.

     As compensation for its management services and certain expenses which PMC incurs, PMC is entitled to a management fee equal to 0.50% per annum of the Fund's average daily net assets. The fee is normally computed daily and paid monthly.


     Certain information technology experts currently predict the possibility of a widespread failure of computer systems and certain other equipment which will be triggered on or after certain dates--primarily January 1, 2000--due to a systemic inability to process date-related information. This scenario, commonly known as the "Year 2000 Problem," could have an adverse impact on individuals and businesses, including the Fund and other mutual funds and financial organizations. PMC and its affiliates are taking steps believed to be adequate to address the Year 2000 Problem with respect to the systems and equipment controlled by the Fund's investment adviser, broker-dealer and transfer agent. In addition, other entities providing services to the Fund and its shareholders are being asked to provide assurances that they have undertaken similar measures with respect to their systems and equipment. Although PMC is not expecting any adverse impact on it or its clients from the Year 2000 Problem, it cannot provide complete assurances that its efforts or the efforts of its key vendors will be successful.

V. FUND SHARE ALTERNATIVES

     The Fund continuously offers three Classes of shares designated as Class A, Class B and Class C shares, as described more fully in "How to Buy Fund Shares." If you do not specify in your instructions to the Fund which Class of shares you wish to purchase, exchange or redeem, the Fund will assume that your instructions apply to Class A shares.


     CLASS A SHARES. If you invest less than $1 million in Class A shares, you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares, no sales charge will be imposed at the time of purchase; however, shares redeemed within 12 months of purchase may be subject to a CDSC. Class A shares are subject to distribution and service fees at a combined annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares.

     CLASS B SHARES. If you plan to invest up to $250,000, Class B shares are available to you. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 3% if redeemed within four years. Class B shares are subject to distribution and service fees at a combined annual rate of 1% of the Fund's average daily net assets attributable to Class B shares. Your entire investment in Class B shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class B shares will cause your Class B shares (until conversion) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on relative net asset value, approximately six years after the initial purchase.

     CLASS C SHARES. Class C shares are sold without an initial sales charge, but are subject to a 1% CDSC if they are redeemed within the first year after purchase. Class C shares are subject to distribution and service fees at a combined annual rate of up to 1% of the Fund's average daily net assets attributable to Class C shares. Your entire investment in Class C shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class C shares have no conversion feature.

     SELECTING A CLASS OF SHARES. The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. If you are making an investment that qualifies for reduced sales charges, you might consider Class A shares. If you prefer not to pay an initial sales charge on an investment of $250,000 or less and you plan to hold the investment for at least four years, you might consider Class B shares. If you prefer not to pay an initial sales charge and you plan to hold your investment for one to eight years, you may prefer Class C shares.

     Investment dealers or their representatives may receive different compensation depending on which Class of shares they sell. Shares may be exchanged only for shares of the same Class of another Pioneer mutual fund and shares acquired in the exchange will continue to be subject to any CDSC applicable to the shares of the Pioneer mutual fund originally purchased. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, CDSCs and dealer compensation arrangements in accordance with local laws and business practices.

VI. SHARE PRICE

     Shares of the Fund are sold at the public offering price, which is the net asset value per share, plus any applicable sales charge. Net asset value per share of a Class of Fund shares is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange.

     Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. All assets of the Fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees.

VII. HOW TO BUY FUND SHARES

     YOU MAY BUY FUND SHARES FROM ANY SECURITIES BROKER-DEALER WHICH HAS A SALES AGREEMENT WITH PFD. IF YOU DO NOT HAVE A SECURITIES BROKER-DEALER, PLEASE CALL 1-800-225-6292. SHARES WILL BE PURCHASED AT THE PUBLIC OFFERING PRICE, THAT IS, THE NET ASSET VALUE PER SHARE NEXT COMPUTED AFTER RECEIPT OF A PURCHASE ORDER, PLUS ANY APPLICABLE SALES CHARGE, EXCEPT AS SET FORTH BELOW.

     The minimum initial investment is $1,000 for Class A, Class B and Class C shares except as specified below. The minimum initial investment is $50 for Class A accounts being established to utilize monthly bank drafts, government allotments, payroll deductions and other similar automatic investment plans. Separate minimum investment requirements apply to retirement plans and to telephone and wire orders placed by broker-dealers; no sales charges or minimum requirements apply to the reinvestment of dividends or capital gains distributions. The minimum subsequent investment is $50 for Class A shares and $500 for Class B and Class C shares except that the subsequent minimum investment amount for Class B and Class C share accounts may be as little as $50 if an automatic investment plan is established (see "Automatic Investment Plans").

     TELEPHONE PURCHASES. Your account is automatically authorized to have the telephone purchase privilege unless you indicate otherwise on your Account Application or by writing to Pioneering Services Corporation ("PSC"). The telephone purchase option may be used to purchase additional shares for an existing Pioneer mutual fund account; it may not be used to establish a new account. Proper account identification will be required for each telephone purchase. A maximum of $25,000 per account may be purchased by telephone each day. The telephone purchase privilege is available to Individual Retirement Accounts ("IRAs") but may not be available to other types of retirement plan accounts. Call PSC for more information.

     YOU ARE STRONGLY URGED TO CONSULT WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO REQUESTING A TELEPHONE PURCHASE. To purchase shares by telephone, you must establish your bank account of record by completing the appropriate section of your Account Application or an Account Options Form. PSC will electronically debit the amount of each purchase from this predesignated bank account. Telephone purchases may not be made for 30 days after the establishment of your bank of record or any change to your bank information.


     Telephone purchases will be priced at the net asset value plus any applicable sales charge next determined after PSC's receipt of a telephone purchase instruction and receipt of good funds (usually three days after the purchase instruction). You may always elect to deliver purchases to PSC by mail. See "Telephone Transactions" for additional information.

Class A Shares

     You may buy Class A shares at the public offering price, including a sales charge, as follows:


                                                               DEALER
                                                              ALLOWANCE
                                   SALES CHARGE AS A % OF     AS A % OF
                                   -----------------------   ----------
                                                    NET
                                    OFFERING      AMOUNT      OFFERING
       AMOUNT OF PURCHASE             PRICE      INVESTED       PRICE
--------------------------------   ----------   ----------   ----------
Less than $50,000                      3.50%        3.62%      3.00%
$50,000 but less than $100,000         3.00         3.09       2.50
$100,000 but less than
 $500,000                              2.50         2.56       2.00
$500,000 but less than
 $1,000,000                            2.00         2.04       1.75
$1,000,000 or more                      -0-          -0-     see below


     The schedule of sales charges above is applicable to purchases of Class A shares of the Fund by (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under
Section 401 or 408 of the Internal Revenue Code of 1986, as amended (the "Code"), although more than one beneficiary is involved. The sales charges applicable to a current purchase of Class A shares of the Fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which

PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of PMC, may be included for this purpose.

     No sales charge is payable at the time of purchase on investments of $1 million or more or for purchases by participants in certain group plans (described below) subject to a CDSC of 0.50% which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. See "How to Sell Fund Shares." PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 0.50% on the first $1 million to $5 million; and 0.10% on the excess over $5 million. These commissions will not be paid if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets will be required to return any commission paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase. See also "How to Sell Fund Shares." In connection with PGI's acquisition of Mutual of Omaha Fund Management Company and contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the Fund's Class A shares through such dealer. From time to time, PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under the federal securities laws.

     QUALIFYING FOR A REDUCED SALES CHARGE. Class A shares of the Fund may be sold at a reduced or eliminated sales charge to certain group plans ("Group Plans") under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Class A shares of the Fund may be sold at net asset value without a sales charge to 401(k) retirement plans with 100 or more participants or at least $500,000 in plan assets. Information about such arrangements is available from PFD.


     Class A shares of the Fund may also be sold at net asset value per share without a sales charge to: (a) current or former Trustees and officers of the Fund and partners or employees of its legal counsel; (b) current or former directors, officers, employees or sales representatives of PGI or its subsidiaries; (c) current or former directors, officers, employees or sales representatives of any subadviser or predecessor investment adviser to any investment company for which PMC serves as investment adviser, and the subsidiaries or affiliates of such persons; (d) current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with PFD; (e) members of the immediate families of any of the foregoing persons; (f) any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons; (g) insurance company separate accounts; (h) certain "wrap accounts" for the benefit of clients of financial planners adhering to standards established by PFD; (i) other funds and accounts for which PMC or any affiliate serves as investment adviser or manager; and (j) certain unit investment trusts. Shares so purchased are purchased for investment purposes and may not be resold except through redemption or repurchase by or on behalf of the Fund. The availability of this privilege is conditioned on the receipt by PFD of written notification of eligibility. Class A shares of the Fund may be sold at net asset value per share without a sales charge to Optional Retirement Program (the "Program") participants if (i) the employer has authorized a limited number of investment company providers for the Program, (ii) all authorized investment company providers offer their shares to Program participants at net asset value, (iii) the employer has agreed in writing to actively promote the authorized investment providers to Program participants and (iv) the Program provides for a matching contribution for each participant contribution. Class A shares of the Fund may also be sold at net asset value without a sales charge in connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.

     Reduced sales charges are available for purchases of $100,000 or more of Class A shares (excluding any reinvestments of dividends and capital gains distributions) made within a 13-month period pursuant to a Letter of Intent ("LOI") which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares had all been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PSC within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the Fund and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PSC, registered in your name, until the terms of the LOI are fulfilled.


     You are not obligated to purchase the amount specified in your LOI. If, however, the amount actually purchased during the 13-month period is more or less than that indicated in your LOI, an adjustment in the sales charge will be made. If a payment to cover actual sales charges is due, it must be paid to PFD within 20 days after PFD or your dealer sends you a written request otherwise PFD will direct PSC to liquidate sufficient shares from your escrow account to cover the amount due. See the Statement of Additional Information for more information.

     Investors who are clients of a broker-dealer with a current sales agreement with PFD may purchase Class A shares of the Fund at net asset value, without a sales charge, to the extent that the purchase price is paid out of proceeds from one or more redemptions by the investor of shares of certain other mutual funds. In order for a purchase to qualify for this privilege, the investor must document to the broker-dealer that the redemption occurred within 60 days immediately preceding the purchase of Class A shares; that the client paid a sales charge on the original purchase of the shares redeemed; and that the mutual fund whose shares were redeemed also offers net asset value purchases to redeeming shareholders of any of the Pioneer mutual funds. Further details may be obtained from PFD.

Class B Shares
     You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within four years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the Fund will first redeem shares not subject to any CDSC, and then shares held longest during the four-year period. As a result, you will pay the lowest possible CDSC.

     The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:


YEAR SINCE                           CDSC AS A % OF DOLLAR
 PURCHASE                           AMOUNT SUBJECT TO CDSC
------------------------------   ----------------------------
First ........................                3.0%
Second .......................                3.0%
Third ........................                2.0%
Fourth .......................                1.0%
Fifth and thereafter .........               none


     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.


     Class B shares will automatically convert into Class A shares at the beginning of the calendar quarter that is six years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS"), which the Fund has obtained, or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will continue to be in effect at the time any particular conversion would occur. The conversion of Class B shares to Class A shares will not occur if such ruling is no longer in effect and such an opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

Class C Shares

     You may buy Class C shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Class C shares do not convert to any other Class of Fund shares.

     For the purpose of determining the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the Fund will first redeem shares not subject to any CDSC, and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.


     WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE. The CDSC on Class B shares may be waived or reduced for non-retirement accounts if: (a) the redemption results from the death of all registered owners of an account (in the case of an UGMA, an UTMA or a trust account, waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed or (b) the redemption is made in connection with limited automatic redemptions as set forth in "Systematic Withdrawal Plans" (limited in any year to 10% of the value of the account in the Fund at the time the withdrawal plan is established).

     The CDSC on Class B shares may be waived or reduced for retirement plan accounts if: (a) the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (b) the distribution is to a participant in an IRA, 403(b) or employer-sponsored retirement plan, is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary or as scheduled periodic payments to a participant (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established; a required minimum distribution due to the participant's attainment of age 701/2 may exceed the 10% limit only if the distribution amount is based on plan assets held in Pioneer mutual funds); (c) the distribution is from a 401(a) or 401(k) retirement plan and is a return of excess employee deferrals or employee contributions or a qualifying hardship distribution as defined by the Code or results from a termination of employment (limited with respect to a termination to 10% per year of the value of the plan's assets in the Fund as of the later of the prior December 31 or the date the account was established unless the plan's assets are being rolled over to or reinvested in the same class of shares of a Pioneer mutual fund subject to the CDSC of the shares originally held); (d) the distribution is from an IRA, 403(b) or employer-sponsored retirement plan and is to be rolled over to or reinvested in the same class of shares in a Pioneer mutual fund and which will be subject to the applicable CDSC upon redemption; (e) the distribution is in the form of a loan to a participant in a plan which permits loans (each repayment of the loan will constitute a new sale which will be subject to the applicable CDSC upon redemption); or (f) the distribution is from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been preauthorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on Class C shares and on any Class A shares subject to a CDSC may be waived or reduced as follows: (a) for automatic redemptions as described in "Systematic Withdrawal Plans" (limited to 10% of the value of the account); (b) if the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (c) if the distribution is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary; or (d) if the distribution is to a participant in an employer-sponsored retirement plan and is
(i) a return of excess employee deferrals or contributions, (ii) a qualifying hardship distribution as defined by the Code, (iii) from a termination of employment, (iv) in the form of a loan to a participant in a plan which permits loans, or (v) from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been preauthorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on any shares subject to a CDSC may be waived or reduced for either non-retirement or retirement plan accounts if the redemption is made pursuant to the Fund's right to liquidate or involuntarily redeem shares in a shareholder's account. The CDSC on any shares subject to a CDSC will not be applicable if the selling broker-dealer elects, with PFD's approval, to waive receipt of the commission normally paid at the time of the sale.


     BROKER-DEALERS. An order for any Class of Fund shares received by a broker-dealer prior to the close of regular trading on the Exchange is confirmed at the price appropriate for that Class as determined at the close of regular trading on the Exchange on the day the order is received, provided the order is received prior to PFD's close of business (usually, 5:30 p.m. Eastern time). It is the responsibility of broker-dealers to transmit orders so that they will be received by PFD prior to PFD's close of business. PFD or its affiliates may provide additional compensation to certain dealers or such dealers' affiliates based on certain objective criteria established from time to time by PFD. All such payments are made out of PFD's or the affiliate's own assets. These payments will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.

     GENERAL. The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.

VIII. HOW TO SELL FUND SHARES

     YOU CAN ARRANGE TO SELL (REDEEM) FUND SHARES ON ANY DAY THE EXCHANGE IS OPEN BY SELLING EITHER SOME OR ALL OF YOUR SHARES TO THE FUND.

     You may sell your shares either through your broker- dealer or directly to the Fund. Please note the following:

   [bullet] If you are selling shares from a retirement account, other than an IRA, you must make your request in writing (except for exchanges to other Pioneer mutual funds which can be requested by phone or in writing). Call 1-800-622-0176 for more information.

   [bullet] If you are selling shares from a non-retirement account or an IRA, you may use any of the methods described below.


     Your shares will be sold at the share price next calculated after your order is received in good order less any applicable CDSC. Sale proceeds generally will be sent to you by check, bank wire, or electronic funds transfer normally within seven days after your order is received in good order. The Fund reserves the right to withhold payment of the sale proceeds until checks received by the Fund in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date.

     IN WRITING. You may always sell your shares by delivering a written request, signed by all registered owners, in good order to PSC; however, you must use a written request, including a signature guarantee, to sell your shares if any of the following applies:

   [bullet] you wish to sell over $100,000 worth of shares,

   [bullet] your account registration or address has changed within the last
            30 days,

   [bullet] the check is not being mailed to the address on your account
            (address of record),

   [bullet] the check is not being made out to the account owners, or

   [bullet] the sale proceeds are being transferred to a Pioneer mutual fund account with a different registration.

     Your request should include your name, the Fund's name, your fund account number, the Class of shares to be redeemed, the dollar amount or number of shares to be redeemed, and any other applicable requirements as described below. Unless instructed otherwise, PSC will send the proceeds of the sale to the address of record. Fiduciaries and corporations are required to submit additional documents. For more information, contact PSC at 1-800-225-6292.

     Written requests will not be processed until they are received in good order by PSC. Good order means that there are no outstanding claims or requests to hold redemptions on the account, any certificates are endorsed by the record owner(s) exactly as the shares are registered and the signature(s) are guaranteed by an eligible guarantor. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. Signature guarantees are not accepted by facsimile ("fax"). For additional information about the necessary documentation for redemption by mail, please contact PSC at 1-800-225-6292.


     BY TELEPHONE OR BY FAX. Your account is automatically authorized to have the telephone redemption privilege unless you indicate otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone redemption. The telephone redemption option is not available to retirement plan accounts except IRAs. A maximum of $100,000 per account per day may be redeemed by telephone or fax and the proceeds may be received by check or by bank wire or electronic funds transfer. To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days. To receive the proceeds by bank wire or by electronic funds transfer: the proceeds must be sent to your bank wire address of record which must have been properly predesignated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days. To redeem by fax, send your redemption request to 1-800-225-4240. You may always elect to deliver redemption instructions to PSC by mail. See "Telephone Transactions" below. Telephone and fax redemptions will be priced as described above. YOU ARE STRONGLY URGED TO CONSULT WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO REQUESTING A TELEPHONE REDEMPTION.

     SELLING SHARES THROUGH YOUR BROKER-DEALER. The Fund has authorized PFD to act as its agent in the repurchase of shares of the Fund and reserves the right to terminate this procedure at any time. Your broker-dealer must receive your request before the close of business on the Exchange and transmit it to PFD before PFD's close of business to receive that day's redemption price. Your broker-dealer is responsible for providing all necessary documentation to PFD and may charge you for its services.

     SMALL ACCOUNTS. The minimum account value is $500. If you hold shares of the Fund in an account with a net asset value of less than the minimum required amount due to redemptions or exchanges, the Fund may redeem the shares held in this account at net asset value if you have not increased the net asset value of the account to at least the minimum required amount within six months of notice by the Fund to you of the Fund's intention to redeem the shares.


     CDSC ON CLASS A SHARES. Purchases of Class A shares of $1 million or more, or by participants in a Group Plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to PFD on these investments in the event of a share redemption within 12 months following the share purchase, at the rate of 0.50% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Pioneer mutual fund will continue to be subject to the CDSC of the shares originally held until the original 12-month period expires. However, no CDSC is payable upon redemption with respect to Class A shares purchased by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets.

     GENERAL. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

     Redemptions and repurchases are taxable transactions to shareholders. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

IX. HOW TO EXCHANGE FUND SHARES

     WRITTEN EXCHANGES. You may exchange your shares by sending a letter of instruction to PSC. Your letter should include your name, the name of the Pioneer mutual fund out of which you wish to exchange and the name of the Pioneer mutual fund into which you wish to exchange, your fund account number(s), the Class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered.


     TELEPHONE EXCHANGES. Your account is automatically authorized to have the telephone exchange privilege unless you indicate otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone exchange. Telephone exchanges may not exceed $500,000 per account per day. Each telephone exchange request, whether by voice or by FactFone(SM), will be recorded. YOU ARE STRONGLY URGED TO CONSULT WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO REQUESTING A TELEPHONE EXCHANGE. See "Telephone Transactions" below.

     AUTOMATIC EXCHANGES. You may automatically exchange shares from one
Pioneer mutual fund account for shares of the same Class in another Pioneer mutual fund account on a monthly or quarterly basis. The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The exchange will be effective on the day of the month designated on your Account Application or Account Options Form.

     GENERAL. Exchanges must be at least $1,000. You may exchange your investment from one Class of Fund shares at net asset value, without a sales charge, for shares of the same Class of any other Pioneer mutual fund. Not all Pioneer mutual funds offer more than one Class of shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.

     Shares which would normally be subject to a CDSC upon redemption will not be charged the applicable CDSC at the time of an exchange. Shares acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time you have owned shares acquired by exchange will be measured from the date you acquired the original shares and will not be affected by any subsequent exchange.


     Exchange requests received by PSC before 4:00 p.m. Eastern time will be effective on that day if the requirements above have been met, otherwise, they will be effective on the next business day. PSC will process exchanges only after receiving an exchange request in good order. There are currently no fees or sales charges imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted. For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the Fund exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.

     You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the Fund's performance and shareholders, the Fund and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Fund's portfolio management strategy or its operations. In addition, the Fund and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.

X. DISTRIBUTION PLANS

     The Fund has adopted a Plan of Distribution for each Class of shares (the "Class A Plan," "Class B Plan," and "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and service fees are paid to PFD.

     Pursuant to the Class A Plan, the Fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Trustees. As of the date of this Prospectus, the Board of Trustees has approved the following categories of expenses for Class A shares of the Fund: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the Fund's daily net assets attributable to Class A shares; (ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the Fund's Class A shares with no initial sales charge (see "How to Buy Fund Shares"); and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.

     Expenditures of the Fund pursuant to the Class A Plan are accrued daily and may not exceed 0.25% of the Fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the Fund in a given year. The Class A Plan does not provide for the carryover of reimbursable expenses beyond twelve months from the time the Fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the Fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the Fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the Fund has twelve months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the Fund during such twelve-month period shall not exceed 0.25% of the Fund's average daily net assets during such period. The Class A Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the Class A shareholders of the Fund.

     Both the Class B Plan and the Class C Plan provide that the Fund will pay a distribution fee at the annual rate of 0.75% of the Fund's average daily net assets attributable to the applicable Class of shares and will pay PFD a service fee at the annual rate of 0.25% of the Fund's average daily net assets attributable to that Class of shares. The distribution fee is intended to compensate PFD for its Class B and Class C distribution services to the Fund. The service fee is intended to be additional compensation for personal services and/or account maintenance services with respect to Class B and Class C shares. PFD also receives the proceeds of any CDSC imposed on the redemption of Class B and Class C shares.

     Commissions of 3%, equal to 2.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested in Class B shares, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first-year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefore, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the 13th month following the purchase.

     Commissions of up to 1% of the amount invested in Class C shares, consisting of 0.75% of the amount invested and a first year's service fee of 0.25% of the amount invested, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first-year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefore, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares. When a broker-dealer sells Class B or Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

     Dealers may from time to time be required to meet certain criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan or the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

XI. DIVIDENDS AND TAX STATUS

     The Fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code. The Code permits the Fund's shareholders to treat tax-exempt interest received by the Fund and distributed to them in the form of "exempt-interest dividends" as tax-exempt interest, provided that the Fund qualifies as a regulated investment company and at least 50% of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of tax-exempt obligations. However, distributions derived from interest on certain "private activity bonds" will be subject to the federal alternative minimum tax for individuals, estates or trusts that are subject to such tax; and all tax exempt distributions may result in or increase a corporate shareholder's liability for the federal alternative minimum tax.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent it is deemed related to the Fund's exempt-interest dividends. The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial revenue or private activity bonds or persons related to substantial users. Shareholders receiving social security or certain railroad retirement benefits may be subject to federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Fund.


     Under the Code, the Fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary (taxable) income (if any) and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     Each business day the Fund declares a dividend consisting of substantially all of the Fund's net investment income. SHAREHOLDERS BEGIN EARNING DIVIDENDS ON THE FIRST BUSINESS DAY FOLLOWING RECEIPT OF PAYMENT FOR PURCHASED SHARES. Shares continue to earn dividends up to and including the date of redemption. Dividends are normally paid on the last business day of the month or shortly thereafter. The Fund's net investment income consists of the interest income it earns, less expenses. The Fund will make distributions from net long-term capital gains, if any, in December. Dividends from net short-term capital gains, if any, may be paid with such dividends; dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid federal income or excise tax.

     While the Fund seeks to maximize the percentage of income distributed which is not subject to federal income taxes, it is possible that under certain circumstances (see "Investment Objective and Policies") a small portion of the income dividends paid by the Fund will be subject to federal income tax. Generally, dividends from the Fund's taxable net investment income, if any, market discount income and net short-term capital gains are taxable under the Code as ordinary income, and dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. The Fund's distributions of long-term capital gains to individuals or other noncorporate taxpayers are subject to different maximum tax rates (which will be indicated in the annual tax information the Fund provides to shareholders), depending generally upon the sources of, and the Fund's holding periods for the assets that produce, the gains. The Fund's dividends and distributions will not qualify for any dividends-received deduction available to corporate shareholders. Fund distributions may also be subject to state and local income taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its shares is attributable to) certain U.S. government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain concentration, designation, reporting or other requirements are satisfied. The Fund will not attempt to and may not satisfy all such requirements in all states. Shareholders are required to report all dividends and distributions, including tax-exempt distributions, on their federal income tax returns.

     UNLESS SHAREHOLDERS SPECIFY OTHERWISE, ALL DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FULL AND FRACTIONAL SHARES OF THE FUND. FOR FEDERAL INCOME TAX PURPOSES, ALL DIVIDENDS ARE TAXABLE AS DESCRIBED ABOVE WHETHER A SHAREHOLDER TAKES THEM IN CASH OR REINVESTS THEM IN ADDITIONAL SHARES OF THE FUND. Information as to the federal tax status of distributions will be provided to shareholders annually. See "Distribution Options" and "Directed Dividends."

     Dividends (other than exempt-interest dividends) and other distributions and the proceeds of redemptions, exchanges or repurchases of Fund shares paid to individuals and other non-exempt payees may be subject to 31% backup withholding of federal income tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or the Fund receives notice from the IRS or a broker that such withholding applies. Please refer to the Account Application for additional information.

     The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. Non-U.S. shareholders and tax-exempt shareholders are subject to tax treatment that is not described above. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws, including the effect of recent federal tax legislation, in their particular circumstances.

XII. SHAREHOLDER SERVICES

     PSC is the shareholder services and transfer agent for shares of the Fund. PSC, a Massachusetts corporation, is a wholly owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109, and inquiries to PSC should be mailed to Shareholder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. Brown Brothers Harriman & Co. (the "Custodian") serves as the custodian of the Fund's portfolio securities and other assets. The principal business address of the mutual fund division of the Custodian is 40 Water Street, Boston, Massachusetts 02109.

Account and Confirmation Statements

     PSC maintains an account for each shareholder and all transactions of the shareholder are recorded in this account. Confirmation statements showing the details of transactions are sent to shareholders as transactions occur, except Automatic Investment Plan transactions which are confirmed quarterly. The Pioneer Combined Account Statement, mailed quarterly, is available to all shareholders who have more than one Pioneer mutual fund account.

     Shareholders whose shares are held in the name of an investment broker-dealer or other party will not normally have an account with the Fund and might not be able to utilize some of the services available to shareholders of record. Examples of services which might not be available are purchases, exchanges or redemptions of shares by mail or telephone, automatic reinvestment of dividends and capital gains distributions, withdrawal plans, LOIs, rights of accumulation and newsletters.


Additional Investments

     You may add to your account by sending a check ($50 minimum for Class A shares and $500 for Class B and Class C shares) to PSC (account number and Class of shares should be clearly indicated). The bottom portion of a confirmation statement may be used as a remittance slip to make additional investments. Additions to your account, whether by check or through a Pioneer Investomatic Plan, are invested in full and fractional shares of the Fund at the applicable offering price in effect as of the close of regular trading on the Exchange on the day of receipt.

Automatic Investment Plans

     You may arrange for regular automatic investments of $50 or more through government/military allotments, payroll deduction or through a Pioneer Investomatic Plan. A Pioneer Investomatic Plan provides for a monthly or quarterly investment by means of a preauthorized electronic funds transfer from your bank account. Pioneer Investomatic Plan investments are voluntary, and you may discontinue your plan at any time or change your plan elections for the dollar amount, frequency or investment date by calling PSC at 1-800-225-6292, or by sending a written request to Shareholder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. A change to your bank information must be made in writing on an Account Options Form. You should allow up to five business days for PSC to make changes to an established plan. PSC acts as agent for the purchaser, the broker-dealer and PFD in maintaining these plans.

Financial Reports and Tax Information
     As a shareholder, you will receive financial reports at least semiannually. In January of each year, the Fund will mail you information about the tax status of dividends and distributions.

Distribution Options
     Dividends and capital gains distributions, if any, will automatically be invested in additional shares of the Fund, at the applicable net asset value per share, unless you indicate another option on the Account Application.

     Two other options available are (a) dividends in cash and capital gains distributions in additional shares; and (b) all dividends and capital gains distributions in cash. These two options are not available, however, for retirement plans or for an account with a net asset value of less than $500. Changes in your distribution options may be made by written request to PSC.


     If you elect to receive either dividends or dividends and capital gains in cash and a distribution check issued to you is returned by the U.S. Postal Service as not deliverable or a distribution check remains uncashed for six months or more, the amount of the check may be reinvested in your account.

Such additional shares will be purchased at the then current net asset value. Furthermore, the distribution option on the account will automatically be changed to the reinvestment option until such time as you request a different option by writing to PSC.
Directed Dividends

     You may elect (in writing) to have the dividends paid by one Pioneer mutual fund account invested in a second Pioneer mutual fund account. The value of this second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). Invested dividends may be in any amount, and there are no fees or charges for this service.

Direct Deposit

     If you have elected to take distributions, whether dividends or dividends and capital gains, in cash, or have established a Systematic Withdrawal Plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account. You may establish this service by completing the appropriate section on the Account Application when opening a new account or the Account Options Form for an existing account.

Telephone Transactions

     Your account is automatically authorized to have telephone transaction privileges unless you indicate otherwise on your Account Application or by writing to PSC. See "How to Buy Fund Shares," "How to Sell Fund Shares" and "How to Exchange Fund Shares" for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on weekdays. Computer-assisted transactions are available to shareholders who have prerecorded certain bank information (See "FactFone(SM)"). YOU ARE STRONGLY URGED TO CONSULT WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO REQUESTING ANY TELEPHONE TRANSACTION. To confirm that each transaction instruction received by telephone is genuine, PSC will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent instructions. The Fund may implement other procedures from time to time. In all other cases, neither the Fund, PSC nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

     During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption or exchange. You should communicate with the Fund in writing if you are unable to reach the Fund by telephone. FactFone(SM)

     FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows you to obtain current information on your Pioneer mutual fund accounts and to inquire about the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges and redemptions from your Pioneer mutual fund accounts if you have activated your PIN. Telephone purchases and redemptions require the establishment of a bank account of record. YOU ARE STRONGLY URGED TO CONSULT WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO REQUESTING ANY TELEPHONE TRANSACTION. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). See "How to Buy Fund Shares," "How to Exchange Fund Shares," "How to Sell Fund Shares" and "Telephone Transactions." Call PSC for assistance.

Telecommunications Device for the Deaf (TDD)

     If you have a hearing disability and access to TDD keyboard equipment, you can call our TDD number toll-free at 1-800-225-1997, weekdays from 8:30 a.m. to 5:30 p.m. Eastern time, to contact our telephone representatives with questions about your account.

Systematic Withdrawal Plans

     If your account has a total value of at least $10,000 you may establish a Systematic Withdrawal Plan ("SWP") providing for fixed payments at regular intervals. Withdrawals from Class B and Class C shares accounts are limited to 10% of the value of the account at the time the SWP is implemented. See "Waiver or Reduction of Contingent Deferred Sales Charge" for more information. Periodic payments of $50 or more will be sent to you, or any person designated by you, monthly or quarterly and your periodic redemptions of shares may be taxable to you. Payments can be made either by check or electronic transfer to a bank account designated by you. If you direct that withdrawal checks be paid to another person after you have opened your account, a signature guarantee must accompany your instructions. Purchases of Class A shares of the Fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

     You may obtain additional information by calling PSC at 1-800-225-6292 or by referring to the Statement of Additional Information.

Reinstatement Privilege (Class A Shares Only)

     If you redeem all or part of your Class A shares of the Fund, you may reinvest all or part of the redemption proceeds without a sales charge in Class A shares of the Fund if you send a written request to PSC not more than 90 days after your shares were redeemed. Your redemption proceeds will be reinvested at the next determined net asset value of the Class A shares of the Fund in effect immediately after receipt of the written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of the redemption, and special tax rules may apply if a reinstatement occurs. In addition, if a redemption resulted in a loss and an investment is made in shares of the Fund within 30 days before or after the redemption, you may not be able to recognize the loss for federal income tax purposes. Subject to the provisions outlined under "How to Exchange Fund Shares" above, you may also reinvest in Class A shares of other Pioneer mutual funds; in this case you must meet the minimum investment requirement for each fund you enter.

     The 90-day reinstatement period may be extended by PFD for periods of up to one year for shareholders living in areas that have experienced a natural disaster, such as a flood, hurricane, tornado or earthquake.

                ----------------------------------------------

 THE OPTIONS AND SERVICES AVAILABLE TO SHAREHOLDERS, INCLUDING THE TERMS OF THE EXCHANGE PRIVILEGE AND THE PIONEER INVESTOMATIC PLAN, MAY BE REVISED, SUSPENDED


OR TERMINATED AT ANY TIME BY PFD OR BY THE FUND. YOU MAY ESTABLISH THE SERVICES DESCRIBED IN THIS SECTION WHEN YOU OPEN YOUR ACCOUNT. YOU MAY ALSO ESTABLISH OR REVISE MANY OF THEM ON AN EXISTING ACCOUNT BY COMPLETING AN ACCOUNT OPTIONS FORM, WHICH YOU MAY REQUEST BY CALLING 1-800-225-6292.

XIII. THE FUND

     The Fund is a diversified, open-end management investment company (commonly referred to as a mutual fund) organized as a Massachusetts business trust on July 24, 1986. The Fund has authorized an unlimited number of shares of beneficial interest and the Trustees are authorized to create additional series of the Fund. As an open-end management investment company, the Fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the then current net asset value per share less any applicable CDSC. See "How to Sell Fund Shares." The Fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purposes of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

     The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of the Fund, or any new series of the Fund, into one or more classes. As of the date of this Prospectus, the Trustees have authorized the issuance of three classes of shares, designated Class A, Class B and Class C. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 distribution plans adopted by holders of those share in connection with the distribution of shares.

     When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Fund are fully paid and non-assessable. Shares will remain on deposit with the Fund's transfer agent and certificates will not normally be issued. The Fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B or Class C shares.

XIV. INVESTMENT RESULTS

     The Fund may from time to time include yield information in advertisements or in information furnished generally to existing or prospective shareholders. Whenever yield information is provided, it includes a standardized yield calculation computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Fund on the last day of such base period. (The Fund's net investment income per share is determined by dividing the Fund's net investment income during the base period by the average number of shares of the Fund entitled to receive dividends during the base period.) The Fund's 30-day yield is then "annualized" by a computation that assumes that the Fund's net investment income is earned and reinvested for a six-month period at the same rate as during the 30-day base period and that the resulting six-month income will be generated over an additional six months.

     The Fund may also from time to time advertise its taxable equivalent yield. The Fund's taxable equivalent yield is determined by dividing that portion of the Fund's yield (calculated as described above) that is tax exempt by one minus the stated federal income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt. For a table of sample taxable equivalent yields, see the Appendix.

     The average annual total return (for a designated period of time) on an investment in the Fund may be included in advertisements, and furnished to existing or prospective shareholders. The average annual total return for each class is computed in accordance with the SEC's standardized formula. The calculation for all classes assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. In addition, for Class A shares the calculation assumes the deduction of the maximum sales charge of 3.50%; for Class B and Class C shares the calculation reflects the deduction of any applicable CDSC. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of the shares of a class, if shorter) through the most recent calendar quarter.

     One or more additional measures and assumptions, including but not limited to historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data may also be used. These data may cover any period of the Fund's existence and may or may not include the impact of sales charges, taxes or other factors.


     Other investments or savings vehicles and/or unmanaged market indices, indicators of economic activity or averages of mutual funds results may be cited or compared with the investment results of the Fund. The Fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the Fund's shares. Such performance information may include rankings or listings by magazines, newspapers or indepen-dent statistical or ratings services, such as Lipper Analytical Services, Inc. or Ibbotson Associates.

     The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. All quoted investment results are historical and should not be considered representative of what an investment in the Fund may earn in any future period. For further information about the calculation methods and uses of the Fund's investment results, see the Statement of Additional Information.
--------------------------------------------------------------------------------
XV. APPENDIX


TAXABLE EQUIVALENT YIELDS
     The tables below show the approximate taxable yields which are equivalent to hypothetical tax-exempt yields from 5% to 9% under federal income tax laws applicable to individuals during 1998.


                                                                            TAXABLE YIELD REQUIRED
    SINGLE RETURN          JOINT RETURN                                 TO EQUAL A TAX-FREE YIELD OF:
--------------------   -------------------       TAX      ----------------------------------------------------------
            (TAXABLE INCOME)*                   RATE          5%          6%         7%*          8%          9%
------------------------------------------   ----------   ---------   ---------   ---------   ---------   ----------
    Up to $25,350          Up to $42,350       15.0%         5.88        7.06        8.24        9.41        10.59
$  25,351-$61,400      $ 42,351-$102,300       28.0%         6.94        8.33        9.72       11.11        12.50
$ 61,401-$128,100      $102,301-$155,950       31.0%         7.25        8.70       10.14       11.59        13.04
$128,101-$278,450      $155,951-$278,450       36.0%         7.81        9.38       10.94       12.50        14.06
    Over $278,450          Over $278,450       39.6%         8.28        9.93       11.59       13.25        14.90



 *Net amount subject to federal income tax after deductions and exemptions.
  Table does not reflect the effect of the Deduction Limitation and Exemption Phaseout described below** or of the alternative minimum tax, if any. Table assumes person filing Single Return is not a married individual filing a separate return, a surviving spouse, or a head of household.

**DEDUCTION LIMITATION: Each $100 of adjusted gross income ("AGI") in excess of $124,500 ($62,250 for married filing separately) causes the loss of $3 of itemized deductions. This limitation affects all itemized deductions other than medical expenses, investment interest, and casualty, theft and wagering losses. However, not more than 80% of a taxpayer's itemized deductions can be eliminated. The threshold amounts will be adjusted for inflation from year to year.

  EXEMPTION PHASEOUT: Each $2,500 or fraction thereof of AGI in excess of $186,800 for joint filers ($124,500 for single taxpayers) causes taxpayers to lose 2% of their personal exemptions. The threshold amounts will be adjusted for inflation from year to year.

The following formula can be used to calculate a taxable yield which is equivalent to the corresponding tax-free yield:

       Tax-Free Yield
     -------------------  = Taxable Equivalent Yield
     1-Your Tax Bracket

For example, if you are in the 28% tax bracket and earn a tax-free yield of 7%, the taxable equivalent yield would be 9.72%.

     7%   =   .07
    ---       --- = 9.72%
   1-28%      .72

There can be no assurance that the Fund will achieve any specific tax-exempt yield. While it is expected that a substantial portion of the interest income distributed to investors in the Fund will be exempt from regular federal income taxes, portions of the Fund's distributions may be subject to regular federal income tax or federal alternative minimum tax. In addition, all or a substantial portion of such distributions may be subject to state and local taxes. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates and tax equivalent yields set forth above.

                          THE PIONEER FAMILY OF MUTUAL FUNDS


                          GROWTH FUNDS
                          GLOBAL/INTERNATIONAL


                            Pioneer Emerging Markets Fund
                            Pioneer Europe Fund
                            Pioneer Gold Shares
                            Pioneer India Fund
                            Pioneer International Growth Fund
                            Pioneer World Equity Fund


                          UNITED STATES


                            Pioneer Capital Growth Fund
                            Pioneer Growth Shares

                            Pioneer Micro-Cap Fund
                            Pioneer Mid-Cap Fund
                            Pioneer Small Company Fund


                          GROWTH AND INCOME FUNDS


                            Pioneer Balanced Fund
                            Pioneer Equity-Income Fund
                            Pioneer Fund
                            Pioneer Real Estate Shares
                            Pioneer II


                          INCOME FUNDS
                          TAXABLE


                            Pioneer America Income Trust
                            Pioneer Bond Fund

                            Pioneer Short-Term Income Trust


                          TAX-EXEMPT*


                            Pioneer Intermediate Tax-Free Fund
                            Pioneer Tax-Free Income Fund


                          MONEY MARKET FUND


                            Pioneer Cash Reserves Fund


                           *Not suitable for retirement accounts

                                                                  [PIONEER LOGO]

Pioneer
Intermediate
Tax-Free
Fund
60 STATE STREET
BOSTON, MASSACHUSETTS 02109

OFFICERS
JOHN F. COGAN, JR., CHAIRMAN AND PRESIDENT
DAVID D. TRIPPLE, EXECUTIVE VICE PRESIDENT
KATHLEEN D. MCCLASKEY, VICE PRESIDENT
WILLIAM H. KEOUGH, TREASURER
JOSEPH P. BARRI, SECRETARY


INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION


CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.


INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP


LEGAL COUNSEL
HALE AND DORR LLP

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.


SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109
Telephone: 1-800-225-6292


SERVICE INFORMATION
If you would like information on the following, please call:

Existing and new accounts, prospectuses,
 applications, service forms
 and telephone transactions.................................... 1-800-225-6292
FactFone(SM)
 Automated fund yields and
 prices and account information................................ 1-800-225-4321
Retirement plans............................................... 1-800-622-0176
Toll-free fax.................................................. 1-800-225-4240
Telecommunications Device for the Deaf (TDD)................... 1-800-225-1997
Visit our web site:...................................... www.pioneerfunds.com





0498-5190

(C) Pioneer Funds Distributor, Inc.

                       PIONEER INTERMEDIATE TAX-FREE FUND
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                       Class A, Class B and Class C Shares


                                 APRIL 30, 1998

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated April 30, 1998, of Pioneer Intermediate Tax-Free Fund (the "Fund"). A copy of the Prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. The most recent Annual Report to Shareholders is attached to this Statement of Additional Information and is hereby incorporated in this Statement of Additional Information by reference. Prior to January 3, 1994, the Fund was known as Pioneer Municipal Bond Fund.

                                TABLE OF CONTENTS


                                                                         Page

1.   Investment Policies and Restrictions...................................  2
2.   Management of the Fund.................................................  4
3.   Investment Adviser.....................................................  8
4    Underwriting Agreement and Distribution Plans..........................  9

5.   Shareholder Servicing/Transfer Agent................................... 11
6.   Custodian.............................................................. 12

7.   Principal Underwriter.................................................. 12
8.   Independent Public Accountants......................................... 13
9.   Portfolio Transactions................................................. 13
10.  Tax Status............................................................. 14
11.  Description of Shares.................................................. 17
12.  Certain Liabilities.................................................... 17
13.  Determination of Net Asset Value....................................... 18
14.  Systematic Withdrawal Plan............................................. 18
15.  Letter of Intent....................................................... 19
16.  Investment Results..................................................... 19
17.  Financial Statements................................................... 23
     Appendix A - Description of Municipal Bonds and
     Bond Ratings........................................................... 24
     Appendix B - Description of Certain Other Investments.................. 27

     Appendix C - Performance and Statistics................................ 28
     Appendix D - Other Pioneer Information................................. 41


                            -------------------------

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
       AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF
               PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.   INVESTMENT POLICIES AND RESTRICTIONS


     The Prospectus identifies the investment objective and the principal investment policies of the Fund. Additional investment policies and a further description of some of the policies described in the Prospectus appear below. This Statement of Additional Information should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined herein have the meaning given to them in the Prospectus.

PORTFOLIO MANAGEMENT

     The Fund intends to manage its portfolio fully by buying and selling securities, as well as holding securities to maturity. In managing its portfolio the Fund seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

              (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

              (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize tax-exempt yield;

              (3) selling one type of debt security (e.g., revenue bonds) and buying another (e.g., general obligation bonds) when disparities arise in the relative values of each; and

              (4) changing from one debt security to an essentially similar debt security when their respective yields appear distorted due to market factors.

     The Fund engages in portfolio trading if it believes a transaction net of costs (including custodian charges) will help in achieving its investment objective.

INVESTMENT RESTRICTIONS


     FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. As used in the Prospectus and this Statement of Additional Information, such approval means the approval of the lesser of (i) the holders of 67% or more of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) the holders of more than 50% of the Fund's outstanding shares.

     The Fund may not:

              (1) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount not exceeding 10% of its gross assets, or pledge, mortgage or hypothecate an amount of its assets taken at market value which would exceed 15% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement;

              (2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

              (3) Purchase or sell real estate (including limited partnership interests, but excluding Municipal Bonds secured by real estate or interests therein), interests in oil, gas or mineral leases or exploration or development programs, commodities or commodity contracts (except contracts for the future acquisition or delivery of fixed-income securities) in the ordinary course of its business;


              (4) Make loans to other persons except through the use of repurchase agreements. The purchase of debt securities by the Fund pursuant to its investment objective and other investment policies shall not be considered loans for purposes of this restriction. Not more than 10% of its total assets will be invested in repurchase agreements maturing in more than seven days;

              (5) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets taken at market value to be invested in the securities of such issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; or

              (6) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

              The Fund will not purchase securities while any borrowings are outstanding.

              Although the Fund may invest more than 25% of its assets in industrial development revenue bonds, the Fund will not purchase a security if, as a result, more than 25% of the Fund's assets would be in industrial revenue bonds where payment of principal and interest is the ultimate responsibility of issuers in the same industry.

              NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions have been designated as non-fundamental and may be changed by a vote of the Fund's Board of Trustees without approval of shareholders.

              The Fund may not:


     (a) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; or

     (b) Invest in any security, including any repurchase agreement maturing in more than seven days, which is illiquid, if more than 15% of the total assets of the Fund, taken at market value, would be invested in such securities.

     In addition, in connection with the offering of its shares in certain jurisdictions, the Fund has agreed to adopt certain additional investment restrictions which are not fundamental and may be changed by a vote of the Fund's Board of Trustees. The Fund has agreed (1) that (i) short sales at any one time shall not exceed 25% of the net equity of the Fund and (ii) the value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer; and (2) not to pledge, mortgage or hypothecate its portfolio securities if the percentage of securities so pledged, mortgaged or hypothecated plus the percentage of the sales charge on its shares would exceed 10%. In addition, short sales may only be made in securities fully listed on a national stock exchange.

PERCENTAGE RESTRICTIONS

     If a percentage restriction on investment or utilization of assets set forth above or in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities will not be considered a violation of a policy.


     The Fund has adopted the following operating policies which are not fundamental and which may be changed without shareholder approval. The Fund may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed upon price on an agreed upon date) with broker-dealers and member banks of the Federal Reserve System and only if collateralized by U.S. government securities. If the vendor of a repurchase agreement fails to pay the sum agreed to on the agreed upon delivery date, the Fund would have the right to sell the U.S. government securities, but might incur a loss in so doing and in certain cases may not be permitted to sell the U.S. government securities. As noted in Non-fundamental Investment Restriction
(b), the Fund may not invest more than 15% of its assets in illiquid securities including repurchase agreements maturing in more than seven days. The Fund does not anticipate investing more than 5% of its total assets in repurchase agreements maturing in more than seven days in the foreseeable future.

     For the purposes of the Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of, and interest on, the security.

2.   MANAGEMENT OF THE FUND


     The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and executive officers of the Fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Fund within the meaning of the 1940 Act.

JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE,
DOB: JUNE 1926

     President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Partner, Hale and Dorr LLP (counsel to PGI and the Fund).

MARY K. BUSH, TRUSTEE, DOB: APRIL 1948
4201 CATHEDRAL AVENUE, NW, WASHINGTON, DC 20016
         President, Bush & Co., an international financial advisory firm; Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc. (not-for-profit educational organization), Small Enterprise Assistance Fund and Wilberforce University; Advisory Board member, Washington Mutual

Investors Fund, a registered investment company; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

RICHARD H. EGDAHL, M.D., TRUSTEE, DOB: DECEMBER 1926
BOSTON UNIVERSITY HEALTH POLICY INSTITUTE, 53 BAY STATE ROAD, BOSTON, MA 02115
     Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute and Boston University Program for
Health Care Entrepreneurship; Director, CORE (management of workers' compensation and disability costs-NASDAQ); Director, WellSpace (provider of complementary health care); Trustee, Boston Medical Center; Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.


MARGARET B.W. GRAHAM, TRUSTEE, DOB: MAY 1947

THE KEEP, P.O. BOX 110, LITTLE DEER ISLE, ME 04650
     Founding Director, The Winthrop Group, Inc. (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management, from 1989 to 1993; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, TRUSTEE, DOB: JULY 1917
6363 WATERWAY DRIVE, FALLS CHURCH, VA 22044

     Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Adjunct Scholar, American Enterprise Institute; Economic Consultant; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, TRUSTEE, DOB: MAY 1948
ONE BOSTON PLACE, SUITE 2635, BOSTON, MA 02108

     President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB: FEBRUARY 1944

     Executive Vice President and a Director of PGI; President, Chief Investment Officer and a Director of PMC; Director of PFD, PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB: SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004

     Of Counsel to Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, TRUSTEE, DOB: JUNE 1936
ONE NORTH ADGERS WHARF, CHARLESTON, SC 29401

     President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

WILLIAM H. KEOUGH, TREASURER, DOB: APRIL 1937

     Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC; and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946

     Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

ERIC W. RECKARD, ASSISTANT TREASURER, DOB: JUNE 1956

     Manager of Business Planning and Internal Audit of PMC since September 1996; Manager of Fund Accounting of PMC since May 1994; Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, ASSISTANT SECRETARY, DOB: MARCH 1964

     General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC: and junior partner of Hale and Dorr LLP prior to 1995.

KATHLEEN D. MCCLASKEY, VICE PRESIDENT, DOB: JANUARY 1952
     Vice President of PMC.


     The Fund's Amended and Restated Declaration of Trust, dated December 7, 1993 (the "Declaration"), provides that the holders of two-thirds of its outstanding shares may vote to remove a Trustee of the Fund at any meeting of shareholders. See "Description of Shares" below. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

     All of the outstanding capital stock of PFD, PMC and PSC is owned, directly or indirectly, by PGI, a publicly owned Delaware corporation. PMC, the Fund's investment adviser, serves as the investment adviser for the Pioneer mutual funds listed below and manages the investments of certain institutional accounts.

     The table below lists all the Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                         Investment             Principal
FUND NAME                                  ADVISER             UNDERWRITER


Pioneer World Equity Fund                    PMC                   PFD
Pioneer International Growth Fund            PMC                   PFD
Pioneer Europe Fund                          PMC                   PFD
Pioneer Emerging Markets Fund                PMC                   PFD
Pioneer India Fund                           PMC                   PFD
Pioneer Capital Growth Fund                  PMC                   PFD
Pioneer Mid-Cap Fund                         PMC                   PFD
Pioneer Growth Shares                        PMC                   PFD
Pioneer Small Company Fund                   PMC                   PFD
Pioneer Independence Fund                    PMC                 Note 1
Pioneer Micro-Cap Fund                       PMC                   PFD
Pioneer Gold Shares                          PMC                   PFD
Pioneer Balanced Fund                        PMC                   PFD

Pioneer Equity-Income Fund                   PMC                   PFD
Pioneer Fund                                 PMC                   PFD
Pioneer II                                   PMC                   PFD
Pioneer Real Estate Shares                   PMC                   PFD
Pioneer Short-Term Income Trust              PMC                   PFD
Pioneer America Income Trust                 PMC                   PFD
Pioneer Bond Fund                            PMC                   PFD
Pioneer Intermediate Tax-Free Fund           PMC                   PFD
Pioneer Tax-Free Income Fund                 PMC                   PFD
Pioneer Cash Reserves Fund                   PMC                   PFD
Pioneer Interest Shares                      PMC                  Note 2
Pioneer Variable Contracts Trust             PMC                  Note 3

       Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

       Note 2 This fund is a closed-end fund.

       Note 3 This is a series of ten separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

     To the knowledge of the Fund, no officer or Trustee of the Fund owned 5% or more of the issued and outstanding shares of PGI as of the date of this Statement of Additional Information, except Mr. Cogan who then owned approximately 14% of such shares. At March 31, 1998, the Trustees and officers of the Fund owned beneficially in the aggregate less than 1% of the outstanding shares of the Fund. As of such date, no shareholder owned more than 5% of the outstanding Class A or Class B shares of the Fund; PFD, 60 State Street, Boston, MA 02109-1800 owned approximately 70.67% (10,372) of the outstanding Class C shares of the Fund; Mazie M. Schaackey, 421 S. Curtis Road, Boise, ID 83705-1070 owned approximately 9.38% (1,378) of the outstanding Class C shares of the Fund; and Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its Customers, Mutual Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6486 owned approximately 6.65% (964) of the outstanding Class C shares of the Fund.

COMPENSATION OF OFFICERS AND TRUSTEES


     The Fund pays no salaries or compensation to any of its officers. The Fund pays an annual trustees' fee to each Trustee who is not affiliated with PGI, PMC, PFD or PSC consisting of two components: (a) a base fee of $500 and (b) a variable fee, calculated on the basis of the average net assets of the Fund. In addition, the Fund pays a per meeting fee of $100 to each Trustee who is not affiliated with PGI, PMC, PFD or PSC and pays an annual trustees' fee of $500 plus expenses to each Trustee affiliated with PGI, PMC, PFD or PSC. The Fund also pays an annual committee participation fee to Trustees who serve as members of committees established to act on behalf of one or more of the of Pioneer mutual funds. Committee fees will be allocated to the Fund on the basis of the Fund's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds receives an annual fee equal to 10% of the aggregate annual trustees' fee, except the Committee Chair who receives an annual trustees' fee equal to 20% of the aggregate annual trustees' fee. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Boards of Trustees for the Pioneer mutual funds, receives an annual fee equal to 5% of the annual trustees' fee, except the Committee Chair who receives an annual trustees' fee equal to 10% of the annual trustees' fee. Each Trustee who is not affiliated with PGI, PMC, PFD or PSC also receives $375 per meeting for attendance at meetings of the Non-Interested Trustees Committee, except for the Committee Chair who receives an additional $375 per meeting. Any such fees paid to interested Trustees are reimbursed to the Fund under its management contract.

         The following table sets forth certain information with respect to the compensation of each Trustee of the Fund for the year ended December 31, 1997:



                                                 PENSION OR RETIREMENT    TOTAL COMPENSATION FROM
                                                 BENEFITS ACCRUED AS      THE FUND AND OTHER
                          AGGREGATE              PART OF FUND EXPENSES    PIONEER MUTUAL FUNDS
                          COMPENSATION FROM
NAME OF TRUSTEE           THE FUND



John F. Cogan, Jr.          $   500                       $0                  $ 12,000
Mary K. Bush                    892                        0                    30,000
Richard H. Egdahl, M.D.       1,797                        0                    62,000
Margaret B.W. Graham          1,797                        0                    60,000
John W. Kendrick              1,667                        0                    55,800
Marguerite A. Piret           2,058                        0                    80,000
David D. Tripple                500                        0                    12,000
Stephen K. West               1,789                        0                    63,800
John Winthrop                 2,016                        0                    69,000
                            -------                        -                  --------
Totals                      $13,015                       $0                  $444,600



3.   INVESTMENT ADVISER


     The Fund has contracted with PMC, 60 State Street, Boston, Massachusetts 02109, to act as its investment adviser. The term of the contract is one year and is renewable annually by the vote of a majority of the Board of Trustees of the Fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party by vote of its Board of Directors or Trustees or a majority of the Fund's outstanding voting securities and the giving of 60 days' written notice. Pursuant to the management contract, PMC will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of PMC. PMC, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.

     As compensation for its management services and expenses incurred, PMC is entitled to a management fee at the rate of 0.50% per annum of the Fund's average daily net assets. The fee is normally computed daily and paid monthly. On an interim basis, PMC has agreed not to impose all or a portion of its management fee and to make other arrangements, if necessary, to reduce Class A expenses to 1.00% of the average daily net assets attributable to Class A shares. The portion of Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. PMC's agreement is voluntary and temporary and may be revised or terminated at any time.

     Pursuant to the expense limitation discussed above, during the fiscal years ended December 31, 1997, 1996 and 1995, management fees were reduced by $104,683, $87,136 and $89,114, respectively, resulting in actual management fees paid during those periods to PMC of $246,524, $309, 407 and $319,383, respectively.

4.   UNDERWRITING AGREEMENT AND DISTRIBUTION PLANS


     The Fund has entered into an underwriting agreement with PFD. The underwriting agreement will continue from year to year if annually approved by the Trustees. The underwriting agreement provides that PFD will bear any distribution expenses not borne by the Fund.

     PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution related services performed for the Fund. PFD also pays certain expenses in connection with the distribution of the Fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Fund bears the cost of registering its shares under federal and state securities laws. The Fund and PFD have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the underwriting agreement, PFD will use its best efforts in rendering services to the Fund.

     The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to each class of shares (the "Class A Plan," "Class B Plan" and "Class C Plan") (together, the "Plans").

CLASS A PLAN

     Pursuant to the Class A Plan, the Fund may reimburse PFD for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus. See "Distribution Plans" in the Prospectus. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to Class A shares, the annual rate of 0.25% of the Fund's average annual net assets attributable to Class A shares.

CLASS B PLAN

     The Class B Plan provides that the Fund shall pay PFD, as the Fund's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a sales agreement with PFD at a rate of up to 0.25% of the Fund's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

     The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to Class B shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution related services, or personnel, travel, office expenses and equipment. The Class B Plan also provides that PFD will receive all CDSCs attributable to Class B shares. (See "Distribution Plans" in the Prospectus.) When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

CLASS C PLAN


     The Class C Plan provides that the Fund will pay PFD, as the Fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the Fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the thirteenth month following a purchase of Class C shares, dealers will become eligible for additional service fees at a rate of up to 0.25% of the current value of the amount invested and additional compensation at a rate of up to 0.75% of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

     The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to the Class C shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution related services, or personnel, travel, office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. (See "Distribution Plans" in the Prospectus.) When a broker-dealer sells Class C shares and elects, with PFD's approval to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

GENERAL


     In accordance with the terms of the Plans, PFD provides to the Fund for review by the Trustees a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

     No interested person of the Fund, nor any Trustee of the Fund who is not an interested person of the Fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the Fund and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.


     The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the 1940 Act (none of whom had or have any direct or indirect financial interest in the operation of the Plans), cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby, and material amendments of the Plans must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the respective class of the Fund. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     During the fiscal year ended December 31, 1997, the Fund incurred total distribution fees pursuant to the Fund's Class A Plan, Class B Plan and Class C Plan of $159,818, $28,341 and $2,297, respectively. Distribution fees were paid by the Fund to PFD in reimbursement of or as compensation for expenses related to servicing shareholder accounts and to compensate dealers and sales personnel.

     Redemptions of each class of shares may be subject to a CDSC. A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within four years of purchase are subject to a CDSC at declining rates beginning at 3.0% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. During the fiscal year ended December 31, 1997, CDSCs in the amount of $4,065 were paid to PFD.

5.   SHAREHOLDER SERVICING/TRANSFER AGENT


     The Fund has contracted with PSC, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent. This contract may be terminated without penalty by either party upon 90 days' written notice.

     Under the terms of its contract with the Fund, PSC services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of Fund shares; (ii) distributing dividends and capital gains associated with Fund portfolio accounts; and (iii) maintaining account records and responding to shareholder inquiries.

     PSC receives an annual fee of $30.00 per Class A, Class B and Class C shareholder account from the Fund as compensation for the services described above. PSC is also reimbursed by the Fund for its out-of-pocket expenditures. This fee is set at an amount determined by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract with PSC or interested persons of any such parties) to be comparable to fees for such services being paid by other investment companies. The Fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and record keeping services. Any such payments by the Fund would be in lieu of the per account fee which would otherwise be paid by the Fund to PSC.

6.   CUSTODIAN


     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian (the "Custodian") of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities, including repurchase agreements, issued by the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company.

7.   PRINCIPAL UNDERWRITER


     PFD, 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter for the Fund in connection with the continuous offering of its shares.

     The Fund will not generally issue Fund shares for consideration other than cash. At the Fund's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities or a merger or other reorganization.

     During the fiscal years ending December 31, 1997, 1996 and 1995, net underwriting commissions retained by PFD were $5,138, $11,322 and $16,256, respectively, in connection with its offering of Class A, Class B and Class C shares. Commissions reallowed to dealers by PFD in the same periods were $27,255, $207,180 and $116,073, respectively. See "Underwriting Agreement and Distribution Plans" above for a description of the terms of the underwriting agreement with PFD.

8.   INDEPENDENT PUBLIC ACCOUNTANTS


     Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's independent public accountants, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9.   PORTFOLIO TRANSACTIONS

     Decisions relating to the purchase and sale of securities for the Fund, the allocation of portfolio transactions and, where applicable, the negotiation of commission rates are made by officers of PMC.


     The primary consideration in placing portfolio security transactions is execution at the most favorable prices. PMC has complete freedom as to the markets in and broker-dealers through which it seeks this result. Municipal Bonds and other debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own accounts and not as brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's markup or markdown. PMC attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Fund. PMC normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere.

     Subject to the requirement of seeking execution at the best available price, securities may, as authorized by PMC's management contract, be bought from or sold to dealers who furnish statistical research services and other information or services to PMC and the Fund and/or other investment companies managed by PMC, or who sell shares of any of the Pioneer mutual funds. Brokerage and research services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock price quotation services; furnishing analyses, manuals and reports concerning issuers, securities, economic factors and trends, portfolio strategy, performance of accounts, comparative fund statistics and credit rating service information; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). PMC maintains a listing of broker-dealers who provide such services on a regular basis. However, because it is anticipated that many transactions on behalf of the Fund and other investment companies or accounts managed by PMC are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided.

     The research received from broker-dealers may be useful to PMC in rendering investment management services to the Fund as well as other investment companies or other accounts managed by PMC, although not all such research may be useful to the Fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other PMC clients may be useful to PMC in carrying out its obligations to the Fund. The receipt of such research has not reduced PMC's normal independent research activities; however, it enables PMC to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     In addition to the Fund, PMC acts as investment adviser to other Pioneer mutual funds and certain private accounts with investment objectives similar to those of the Fund. As such, securities may frequently meet the investment objectives of the Fund, such other funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

     It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that the Fund, another Pioneer mutual fund or a private account managed by PMC seeks to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if PMC decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the Fund or the account. In the event that more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each.

     The Trustees periodically review PMC's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

10.  TAX STATUS


     It is the Fund's policy to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company. These requirements relate to the sources of the Fund's income, the diversification of its assets and the distribution of its income to shareholders. If the Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Fund will be relieved of the necessity of paying federal income tax.

     In order to qualify as a regulated investment company under Subchapter M, the Fund must, among other things, derive at least 90% of its annual gross income from interest, gains from the sale or other disposition of securities and certain other income derived with respect to its business of investing in such securities (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements.

     In accordance with its investment objective, the Fund invests its assets in a manner which will provide as large a portion of tax-exempt income as is consistent with the protection of shareholders' capital. Since the protection of capital is an important aspect of the Fund's investment objective, the Fund may from time to time invest a portion of its portfolio in short-term obligations and may engage in transactions generating gains or income which is not tax-exempt, e.G., purchase non-municipal securities, sell or lend portfolio securities, enter into repurchase agreements, dispose of rights to when-issued securities prior to issuance, acquire any debt obligation at a market discount, or acquire certain stripped tax-exempt obligations or their coupons. The Fund's distributions from such gains or income will not be "exempt-interest dividends" and, accordingly, will be taxable.

     The Code permits tax-exempt interest received by the Fund to flow through as tax-exempt "exempt-interest dividends" to the Fund's shareholders, provided that the Fund qualifies as a regulated investment company and at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code. That part of the Fund's net investment income which is attributable to interest from tax-exempt obligations and which is distributed to shareholders will be designated by the Fund as an "exempt-interest dividend" under the Code. Exempt-interest dividends are excluded from a shareholder's gross income under the Code. The percentage of income designated as tax-exempt is applied uniformly to all distributions made during each taxable year and may differ from the actual tax-exempt percentage earned by the Fund during any particular month. That portion of the Fund's dividends and distributions not designated as tax-exempt will be taxable as described below.


     Dividends from investment company taxable income, which includes taxable net investment income and net short-term capital gain in excess of net long-term capital loss, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to the Fund's shareholders as capital gains for federal income tax purposes without regard to the length of time shares of the Fund have been held. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by future "technical corrections" legislation) enables the Fund to pass through to its shareholders the benefits of the capital gains tax rates enacted in the 1997 TRA. The Fund will provide appropriate information to its shareholders about its distributions, including the tax rate(s) applicable to its distributions from long-term capital gains, in accordance with this and any future guidance. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

     Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

     If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


     For federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders. As of the end of its most recent taxable year, the Fund had no capital loss carryforwards.

     At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions by the Fund on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

               Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure enacted in the 1997 TRA. Any loss realized by a shareholder on the redemption, exchange, or other disposition of shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends paid with respect to such shares, and any portion of such loss that exceeds the amount disallowed will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares.

     In addition, if Class A shares redeemed or exchanged have been held for less than 91 days, (1) in the case of a reinvestment in the Fund at net asset value pursuant to the reinvestment privilege, the sales charge paid on such shares is not included in their tax basis under the Code, and (2) in the case of an exchange, all or a portion of the sales charge paid on such shares is not included in their tax basis under the Code, to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

     The Fund's dividends and distributions will not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

     A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

     The exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the tax laws of any state or local taxing authority, which vary with respect to the taxation of such income. Many states will exempt from tax that portion of an exempt-interest dividend which represents interest received by the Fund on that state's securities, subject in some cases to compliance with concentration and/or reporting requirements, which the Fund makes no commitment to seek to satisfy. However, the Fund will report annually to its shareholders the percentage of interest income received by the Fund during the preceding year on federally tax-exempt obligations indicating, on a state-by-state basis only, the source of such income. Each shareholder is advised to consult his own tax adviser regarding the exemption, if any, of exempt-interest dividends under the state and local laws applicable to the shareholder.

     Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent it is deemed under the Code and applicable regulations to relate to exempt-interest dividends received from the Fund.


     Federal law requires that the Fund withhold (as "backup withholding") 31% of reportable payments, including taxable dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income. Backup withholding may be inapplicable for any year in which the Fund reasonably estimates that at least 95% of its dividends paid with respect to such year are exempt-interest dividends.


     If, as anticipated, the Fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

     The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

11.  DESCRIPTION OF SHARES


     The Declaration permits its Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. The Trustees may establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the Fund, Class A shares, Class B shares and Class C shares. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

     The shares of the Fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of the Fund vote together as a class on matters that affect the Fund in substantially the same manner. As to matters affecting a single class, shares of such class will vote separately.


     Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees. No material amendment may be made to the Declaration without the affirmative vote of a majority of its shares. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable by the Fund, except as set forth below. See "Certain Liabilities."

12.  CERTAIN LIABILITIES


     As a Massachusetts business trust, the Fund's operations are governed by the Declaration, a copy of which is on file with the office of the Secretary of State of the Commonwealth of Massachusetts. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Moreover, the Declaration provides for the indemnification out of Fund property of any shareholders held personally liable for any obligations of the Fund or any series of the Fund. The Declaration also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the Fund itself will be unable to meet its obligations. In light of the nature of the Fund's business and the nature and amount of its assets, the possibility of the Fund's liabilities exceeding its assets, and therefore a shareholder's risk of personal liability, is remote.

     The Declaration further provides that the Fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Fund. The Declaration does not authorize the Fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

13.  DETERMINATION OF NET ASSET VALUE


     The net asset value per share of each class of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on each day on which the Exchange is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the Fund is also determined on any other day in which the level of trading in its portfolio is sufficiently high so that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The net asset value per share of the Fund is not determined on any day in which no purchase orders in good order for the shares of the Fund are received and no shares are tendered for redemption.

     The net asset value per share of each class of the Fund is computed by taking the value of all of the Fund's assets attributable to a class, less the Fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of the class. For purposes of determining net asset value, expenses of the classes of the Fund are accrued daily.

     The Board of Trustees has directed that the fair market value of the Fund's assets should be determined as follows. Ordinarily, investments in debt securities are valued on the basis of information furnished by a pricing service which utilizes primarily a matrix system (which reflects such factors as security prices, yields, maturities and ratings), supplemented by dealer and exchange quotations, to recommend valuations for normal institutional-sized trading units of debt securities. In addition, the Board has instructed advisory personnel not to rely exclusively on this pricing service if the fair market value of certain securities may be more accurately determined on the basis of information available from other sources. Temporary cash investments are valued at amortized cost, which approximates market value.

     The Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. Class B and Class C shares are offered at net asset value without the imposition of an initial sales charge.

14.  SYSTEMATIC WITHDRAWAL PLAN


     The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares of the Fund deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit with PSC shares of the Fund having a total value of not less than $10,000. Periodic payments of $50 or more will be deposited monthly or quarterly directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus. Designation of another person to receive the payments subsequent to opening an account must be accompanied by a signature guarantee.

     Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

     SWP payments are made from the proceeds of the redemption of shares deposited under the SWP in a SWP account. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. Redemptions are potentially taxable transactions to shareholders. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her investment.

     The SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed.


15.  LETTER OF INTENT


         A Letter of Intent ("LOI") may be established by completing the LOI section of the Account Application. When you sign the Account Application, you agree to irrevocably appoint PSC your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the Fund to sell, the full amount indicated.

         If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

         If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI section of the Account Application. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PSC, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess. See "How to Purchase Fund Shares - Letter of Intent" in the Prospectus for more information.

16.  INVESTMENT RESULTS

     The Fund's yield quotations and average annual total return quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

QUOTATIONS, COMPARISONS, AND GENERAL INFORMATION


     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to other relevant indices. For example, the Fund may compare a class' yield and/or total return to the Lehman Brothers Municipal Bond Index, or other comparable indices or investment vehicles.

     In addition, the performance of the classes of the Fund may be compared to alternative investment or savings vehicles (such as individual securities, bank deposits or certificates of deposit) and/or indices or indicators of economic activity, e.g., inflation, interest rates, or the Consumer Price Index. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMERS DIGEST, CONSUMER REPORTS, FINANCIAL WORLD, FORBES, FORTUNE, INVESTORS BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, NEW YORK TIMES, PERSONAL INVESTOR, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including BLOOMBERG FINANCIAL MARKETS, CDA/WEISENBERGER, DONOGHUE'S MUTUAL FUND ALMANAC, INVESTMENT COMPANY DATA, INC., IBBOTSON ASSOCIATES, JOHNSON'S CHARTS, KANON BLOCH CARRE AND CO., LIPPER ANALYTICAL SERVICES, INC., MICROPAL, INC., MORNINGSTAR, INC., SCHABACKER INVESTMENT MANAGEMENT and TOWERS DATA SYSTEMS, INC.

     Other data that may be advertised or published about a class of the Fund include the average portfolio quality, the average portfolio maturity, and the average portfolio duration.

STANDARDIZED YIELD QUOTATIONS

     The yield of a class is computed by dividing the class' net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

              YIELD = 2[(a-b+1)6[superscript]-1]
                         ---
                          cd

Where:                a        =        interest earned during the period

                      b        =        net expenses accrued for the period

                      c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                      d        =        the maximum offering price per share on
                                        the last day of the period

     For purposes of calculating interest earned on debt obligations as provided in item "a" above:

     (i)The yield to maturity of each obligation held by the Fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates;

     (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period;

     (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled;

     (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date;

     (v) Obligations with sinking fund call provisions may be regarded as maturing as to that portion to be retired on each sinking fund call date or during a 12-month period; and

     (vi) In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest of the obligation is used in lieu of yield to maturity to determine interest income earned on the obligation. In the case of a tax-exempt obligation with original issue discount where the discount based on the current market value of the obligation exceeds the then remaining portion of original issue discount (i.e. market discount), the yield to maturity used to determine interest income earned on the obligation is the imputed rate based on the original issue discount calculation. In the case of a tax-exempt obligation with original issue discount where the discount based on the current market value of the obligation is less than the then remaining portion of the original issue discount (market premium), the yield to maturity used to determine interest income earned on the obligation is based on the market value of the obligation.


     The yields on Class A, Class B and Class C shares of the Fund for the 30-day period ended December 31, 1997 computed as above were 3.41%, 2.71% and 2.82%, respectively, except that absent expense limitations, the yields on Class A, Class B and Class C shares of the Fund would have been 3.33%, 2.64% and 2.75%, respectively.

TAXABLE EQUIVALENT YIELD


     The Fund may also from time to time advertise the taxable equivalent yield of a class which is determined by dividing that portion of the class' yield (calculated as described above) that is tax exempt by one minus the stated federal income tax rate and adding the product to that portion, if any, of the class' yield that is not tax exempt. For a description of how to compare yields on Municipal Bonds and taxable securities, see the APPENDIX to the Prospectus. The taxable equivalent yields for a Class A shareholder, Class B shareholder and Class C shareholder in the 39.6% federal income tax bracket for the one-month period ended December 31, 1997 determined in accordance with such formula were 5.65%, 4.49% and 4.67%, respectively, except that absent expense limitations, such tax-equivalent yields on Class A shares, Class B shares and Class C shares of the Fund would have been 5.51%, 4.37% and 4.55%, respectively.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS


     One of the primary methods used to measure the performance of a class of the Fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in the class, over any period up to the lifetime of the class. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages or by reference to historical information depicting the value of a hypothetical account in the Fund since the Fund's inception. Past performance cannot guarantee any particular future result.

     Average annual total return quotations for each class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

              P(1+T)n[superscript] = ERV

Where:    P   = a hypothetical initial payment of $1,000, less the
                maximum sales load of $35 for Class A shares or the deduction of any CDSC on Class B or Class C shares at the end of the period

          T   = average annual total return

          n   = number of years

          ERV = ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

     The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.


     In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the class' mean account size.

     The average annual total returns for Class A, Class B and Class C shares of the Fund as of December 31, 1997 are as follows:

                                  AVERAGE ANNUAL TOTAL RETURN (%)

                   ONE YEAR     FIVE YEARS      TEN YEARS     SINCE INCEPTION*

Class A Shares       3.16          4.78            7.23             6.06
Class B Shares       3.08           N/A            N/A              4.94
Class C Shares       6.04           N/A            N/A              3.75



*Inception was October 22, 1986 for Class A shares; April 29, 1994 for Class B shares; and January 31, 1996 for Class C shares.

     PMC temporarily agreed to reduce its management fee and made other arrangements to limit certain other expenses of the Fund. Had PMC not made such an arrangement, the total returns for the periods would have been lower.

AUTOMATED INFORMATION LINE

     FactFoneSM, Pioneer's 24-hour automated information line, allows shareholders to dial toll-free 1-800-225-4321 and hear recorded fund information, including:

[bullet]    net asset value prices for all Pioneer mutual funds;

[bullet]    annualized 30-day yields on Pioneer fixed income funds;

[bullet] annualized 7-day yields and 7-day effective (compound) yields for Pioneer Cash Reserves Fund; and

[bullet] dividends and capital gains distributions on all Pioneer mutual funds.

     Yields are calculated in accordance with SEC mandated standard formulas.


     In addition, by using a personal identification number ("PIN"), shareholders may enter purchases, exchanges and redemptions, access their account balances and last three transactions and may order a duplicate statement. See "FactFoneSM" in the Prospectus for more information.

     All performance numbers communicated through FactFoneSM represent past performance and include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B and Class C shares (except for Pioneer Cash Reserves Fund, which seeks to maintain a stable $1.00 share price) will also vary and may be worth more or less at redemption than their original cost.

17.  FINANCIAL STATEMENTS


    The Fund's Annual Report, filed with the SEC on February 23, 1998 (Accession No. 0000798172-98-000003), is incorporated by reference into this Statement of Additional Information. The financial statements in the Fund's Annual Report, including the financial highlights, for the period ended December 31, 1997, included or incorporated by reference into the Prospectus and this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements, and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.

                                   APPENDIX A

                         DESCRIPTION OF MUNICIPAL BONDS

     Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment for principal and interest. The payment of such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. There are, of course, variations in the security of Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors.


     The yields on Municipal Bonds are dependent on a variety of factors, including general money market conditions, supply and demand and general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various Municipal Bonds. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Municipal Bonds of the same maturity and coupon with different ratings may have the same yield.

                          DESCRIPTION OF BOND RATINGS1

                         MOODY'S INVESTORS SERVICE, INC.


DEBT RATINGS - U.S. TAX-EXEMPT MUNICIPAL

There are nine basic rating categories for long-term obligations. They range from Aaa (highest quality) to C (lowest quality). The Fund does not invest in securities rated below Baa by Moody's or BBB by Standard Poor's. Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Baa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category. Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable U.S. government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # symbol, e.g., #Aaa.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Con. (...): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by: (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

 ---------------------------------------------

 1THE RATINGS INDICATED HEREIN ARE BELIEVED TO BE THE MOST RECENT RATINGS AVAILABLE AT THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION FOR THE SECURITIES LISTED. RATINGS ARE GENERALLY GIVEN TO SECURITIES AT THE TIME OF ISSUANCE. WHILE THE RATING AGENCIES MAY FROM TIME TO TIME REVISE SUCH RATINGS, THEY UNDERTAKE NO OBLIGATION TO DO SO, AND THE RATINGS INDICATED DO NOT NECESSARILY REPRESENT RATINGS WHICH WILL BE GIVEN TO THESE SECURITIES ON THE DATE OF THE FUND'S FISCAL YEAR-END.

                         STANDARD & POOR'S RATINGS GROUP




PUBLIC FINANCE - LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

r: The "r" is attached to highlight derivatives, hybrids and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

NR: Not rated.

                                   APPENDIX B

                    DESCRIPTION OF CERTAIN OTHER INVESTMENTS


     U.S. Government Obligations - are issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.


     Certificates of Deposit - are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.


     Repurchase Agreements - are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. government or government agency issues. Under the 1940 Act, repurchase agreements are considered to be loans by the Fund. The Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of the Fund's adviser this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral.

                                   APPENDIX C

                          PIONEER INTERMEDIATE TAX-FREE
                                 CLASS A SHARES



                                                                                                                INITIAL
    DATE           INITIAL        OFFERING       SALES CHARGE           SHARES           NET ASSET VALUE         ASSET
                 INVESTMENT         PRICE          INCLUDED            PURCHASED            PER SHARE            VALUE

  10/22/86         $10,000        $10.3600          3.50%               965.251             $10.0000             $9,650



                     DIVIDENDS AND CAPITAL GAINS REINVESTED

                                VALUE OF SHARES



                                FROM CAPITAL
                                    GAINS

               FROM INVESTMENT   REINVESTED     FROM DIVIDENDS
    DATE                                          REINVESTED          TOTAL VALUE



  12/31/86         $9,662            $0               $0                $9,662
  12/31/87         $8,639            $0              $645               $9,284
  12/31/88         $9,073            $0             $1,398              $10,471
  12/31/89         $9,324            $0             $2,170              $11,494
  12/31/90         $9,295            $0             $2,937              $12,232
  12/31/91         $9,710            $0             $3,888              $13,598
  12/31/92         $9,962            $0             $4,813              $14,775
  12/31/93         $10,387          $181            $5,844              $16,412
  12/31/94         $9,286           $165            $5,973              $15,424
  12/31/95         $10,078          $179            $7,295              $17,552
  12/31/96         $9,923           $177            $7,985              $18,085
  12/31/97         $10,087          $332            $8,909              $19,328


                          PIONEER INTERMEDIATE TAX-FREE
                                 CLASS B SHARES



      DATE            INITIAL                          SHARES      NET ASSET VALUE     INITIAL NET ASSET
                    INVESTMENT     OFFERING PRICE     PURCHASED       PER SHARE              VALUE

     4/29/94          $10,000         $10.0700         993.049         $10.0700             $10,000



                     DIVIDENDS AND CAPITAL GAINS REINVESTED

                                 VALUE OF SHARES



                                                                   CONTINGENT

                              FROM CAPITAL GAINS FROM DIVIDENDS   DEFERRED SALES

                   FROM           REINVESTED       REINVESTED   CHARGE IF REDEEMED    TOTAL VALUE          CDSC
    DATE        INVESTMENT                                                            IF REDEEMED       PERCENTAGE

  12/31/94        $9,584              $2              $265             $288              $9,563            3.00%
  12/31/95        $10,388             $2              $712             $300             $10,802            3.00%
  12/31/96        $10,238             $2             $1,111            $200             $11,151            2.00%
  12/31/97        $10,397            $97             $1,548            $100             $11,942            1.00%


                          PIONEER INTERMEDIATE TAX-FREE

                                 CLASS C SHARES



                                                                    NET ASSET VALUE    INITIAL NET
                       INITIAL      OFFERING PRICE      SHARES         PER SHARE          ASSET
       DATE           INVESTMENT                      PURCHASED                           VALUE



     1/31/96           $10,000         $10.5100        951.475         $10.5100          $10,000




                     DIVIDENDS AND CAPITAL GAINS REINVESTED

                                 VALUE OF SHARES


                                                                    CONTINGENT

                              FROM CAPITAL GAINS FROM DIVIDENDS   DEFERRED SALES

                   FROM           REINVESTED       REINVESTED   CHARGE IF REDEEMED    TOTAL VALUE          CDSC
    DATE        INVESTMENT                                                            IF REDEEMED       PERCENTAGE


  12/31/96        $9,791              $0              $331              $98             $10,024            1.00%
  12/31/97        $9,972             $84              $678              $0              $10,734            0.00%


                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS


The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the Fund may refer to these indices or may present comparisons between the performance of the Fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the Fund, do not reflect past performance and do not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange
(NYSE).

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
THE CONSUMER PRICE INDEX FOR ALL URBAN CONSUMERS (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S.
Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The GROWTH INDEX contains stocks with higher price-to-book ratios, and the VALUE INDEX contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX
The MERRILL LYNCH MICRO-CAP INDEX represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE INDEX are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI EMERGING MARKETS FREE INDEX are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

6-MONTH CDS
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon

Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS
For the U.S. TREASURY BILL INDEX, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT")EQUITY REIT
INDEX
All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES
The RUSSELL 3000(R) INDEX (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The RUSSELL 2500TM INDEX measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The RUSSELL 2000(R) INDEX measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The RUSSELL 1000(R) INDEX (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The RUSSELL MIDCAPTM INDEX measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The WILSHIRE REAL ESTATE SECURITIES INDEX is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX
The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX
This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources: Ibbotson Associates, Towers Data Systems, Lipper Analytical Services, Inc., Merrill Lynch and PGI



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                    BARRA          BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.          500            500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION      GROWTH         VALUE            INDEX

----------------------------------------------------------------------------------------------------------------------


Dec 1925         N/A           N/A             N/A           N/A          N/A            N/A              N/A
Dec 1926        11.62          N/A            0.28          -1.49         N/A            N/A              N/A
Dec 1927        37.49          N/A            22.10         -2.08         N/A            N/A              N/A
Dec 1928        43.61          55.38          39.69         -0.97         N/A            N/A              N/A
Dec 1929        -8.42         -13.64         -51.36          0.20         N/A            N/A              N/A
Dec 1930       -24.90         -30.22         -38.15         -6.03         N/A            N/A              N/A
Dec 1931       -43.34         -49.02         -49.75         -9.52         N/A            N/A              N/A
Dec 1932        -8.19         -16.88          -5.39        -10.30         N/A            N/A              N/A
Dec 1933        53.99          73.72         142.87          0.51         N/A            N/A              N/A
Dec 1934        -1.44          8.08           24.22          2.03         N/A            N/A              N/A
Dec 1935        47.67         43.77           40.19          2.99         N/A            N/A              N/A
Dec 1936        33.92         30.23           64.80          1.21         N/A            N/A              N/A
Dec 1937       -35.03        -28.88          -58.01          3.10         N/A            N/A              N/A
Dec 1938        31.12         33.16           32.80         -2.78         N/A            N/A              N/A
Dec 1939        -0.41          1.31            0.35         -0.48         N/A            N/A              N/A
Dec 1940        -9.78         -7.96           -5.16          0.96         N/A            N/A              N/A
Dec 1941       -11.59         -9.88           -9.00          9.72         N/A            N/A              N/A
Dec 1942        20.34         14.13           44.51          9.29         N/A            N/A              N/A
Dec 1943        25.90         19.06           88.37          3.16         N/A            N/A              N/A
Dec 1944        19.75         17.19           53.72          2.11         N/A            N/A              N/A
Dec 1945        36.44         31.60           73.61          2.25         N/A            N/A              N/A
Dec 1946        -8.07         -4.40          -11.63         18.16         N/A            N/A              N/A
Dec 1947         5.71          7.61            0.92          9.01         N/A            N/A              N/A
Dec 1948         5.50          4.27           -2.11          2.71         N/A            N/A              N/A
Dec 1949        18.79         20.92           19.75         -1.80         N/A            N/A              N/A
Dec 1950        31.71         26.40           38.75          5.79         N/A            N/A              N/A
Dec 1951        24.02         21.77            7.80          5.87         N/A            N/A              N/A
Dec 1952        18.37         14.58            3.03          0.88         N/A            N/A              N/A
Dec 1953        -0.99          2.02           -6.49          0.62         N/A            N/A              N/A
Dec 1954        52.62         51.25           60.58         -0.50         N/A            N/A              N/A
Dec 1955        31.56         26.58           20.44          0.37         N/A            N/A              N/A
Dec 1956         6.56          7.10            4.28          2.86         N/A            N/A              N/A
Dec 1957       -10.78         -8.63          -14.57          3.02         N/A            N/A              N/A
Dec 1958        43.36         39.31           64.89          1.76         N/A            N/A              N/A
Dec 1959        11.96         20.21           16.40          1.50         N/A            N/A              N/A
Dec 1960         0.47         -6.14           -3.29          1.48         N/A            N/A              N/A
Dec 1961        26.89         22.60           32.09          0.67         N/A            N/A              N/A
Dec 1962        -8.73         -7.43          -11.90          1.22         N/A            N/A              N/A
Dec 1963        22.80         20.83           23.57          1.65         N/A            N/A              N/A




                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                  BARRA 500        BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.         GROWTH          500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION                     VALUE            INDEX

----------------------------------------------------------------------------------------------------------------------


Dec 1964        16.48         18.85           23.52         1.19          N/A            N/A              N/A
Dec 1965        12.45         14.39           41.75         1.92          N/A            N/A              N/A
Dec 1966       -10.06        -15.78           -7.01         3.35          N/A            N/A              N/A
Dec 1967        23.98         19.16           83.57         3.04          N/A            N/A              N/A
Dec 1968        11.06          7.93           35.97         4.72          N/A            N/A              N/A
Dec 1969        -8.50        -11.78          -25.05         6.11          N/A            N/A              N/A
Dec 1970         4.01          9.21          -17.43         5.49          N/A            N/A              N/A
Dec 1971        14.31          9.83           16.50         3.36          N/A            N/A              N/A
Dec 1972        18.98         18.48            4.43         3.41          N/A            N/A              N/A
Dec 1973       -14.66        -13.28          -30.90         8.80          N/A            N/A              N/A
Dec 1974       -26.47        -23.58          -19.95        12.20          N/A            N/A              N/A
Dec 1975        37.20         44.75           52.82         7.01         31.72          43.38             N/A
Dec 1976        23.84         22.82           57.38         4.81         13.84          34.93             N/A
Dec 1977        -7.18        -12.84           25.38         6.77        -11.82          -2.57             N/A
Dec 1978         6.56          2.79           23.46         9.03          6.78           6.16            27.76
Dec 1979        18.44         10.55           43.46        13.31         15.72          21.16            43.18
Dec 1980        32.42         22.17           39.88        12.40         39.40          23.59            32.32
Dec 1981        -4.91         -3.57           13.88         8.94         -9.81           0.02             9.18
Dec 1982        21.41         27.11           28.01         3.87         22.03          21.04            33.62
Dec 1983        22.51         25.97           39.67         3.80         16.24          28.89            42.44
Dec 1984         6.27          1.31           -6.67         3.95          2.33          10.52           -14.97
Dec 1985        32.16         33.55           24.66         3.77         33.31          29.68            22.89
Dec 1986        18.47         27.10            6.85         1.13         14.50          21.67             3.45
Dec 1987         5.23          5.48           -9.30         4.41          6.50           3.68           -13.84
Dec 1988        16.81         16.14           22.87         4.42         11.95          21.67            22.76
Dec 1989        31.49         32.19           10.18         4.65         36.40          26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11          0.20          -6.85           -29.55
Dec 1991        30.55         24.19           44.63         3.06         38.37          22.56            57.44
Dec 1992         7.67          7.41           23.35         2.90          5.07          10.53            36.62
Dec 1993         9.99         16.94           20.98         2.75          1.68          18.60            31.32
Dec 1994         1.31          5.06            3.11         2.67          3.13          -0.64             1.81
Dec 1995        37.43         36.84           34.46         2.54         38.13          36.99            30.70
Dec 1996        23.07         28.84           17.62         3.32         23.96          21.99            13.88
Dec 1997        33.36         24.88           22.78         1.92         36.52          29.98            24.61




                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)

------------------------------------------------------------------------------------------------------


Dec 1925           N/A             N/A            N/A         N/A           N/A             N/A
Dec 1926          7.77            5.38            N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52            N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92            N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01            N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72            N/A         N/A           7.98            2.41
Dec 1931         -5.31           -2.32            N/A         N/A          -1.85            1.07
Dec 1932         16.84            8.81            N/A         N/A          10.82            0.96
Dec 1933         -0.07            1.83            N/A         N/A          10.38            0.30
Dec 1934         10.03            9.00            N/A         N/A          13.84            0.16
Dec 1935          4.98            7.01            N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06            N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56            N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23            N/A         N/A           6.13           -0.02
Dec 1939          5.94            4.52            N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96            N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50            N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94            N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81            N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80            N/A         N/A           4.73            0.33
Dec 1945         10.73            2.22            N/A         N/A           4.08            0.33
Dec 1946         -0.10            1.00            N/A         N/A           1.72            0.35
Dec 1947         -2.62            0.91            N/A         N/A          -2.34            0.50
Dec 1948          3.40            1.85            N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32            N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70            N/A         N/A           2.12            1.20
Dec 1951         -3.93            0.36            N/A         N/A          -2.69            1.49
Dec 1952          1.16            1.63            N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23            N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68            N/A         N/A           5.39            0.86
Dec 1955         -1.29           -0.65            N/A         N/A           0.48            1.57
Dec 1956         -5.59           -0.42            N/A         N/A          -6.81            2.46
Dec 1957          7.46            7.84            N/A         N/A           8.71            3.14
Dec 1958         -6.09           -1.29            N/A         N/A          -2.22            1.54
Dec 1959         -2.26           -0.39            N/A         N/A          -0.97            2.95
Dec 1960         13.78           11.76            N/A         N/A           9.07            2.66



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)

------------------------------------------------------------------------------------------------------


Dec 1961          0.97            1.85            N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56            N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64            N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04            N/A        4.17           4.77            3.54
Dec 1965          0.71            1.02            N/A        4.68          -0.46            3.93
Dec 1966          3.65            4.69            N/A        5.76           0.20            4.76
Dec 1967         -9.18            1.01            N/A        5.47          -4.95            4.21
Dec 1968         -0.26            4.54            N/A        6.45           2.57            5.21
Dec 1969         -5.07           -0.74            N/A        8.70          -8.09            6.58
Dec 1970         12.11           16.86          -11.66       7.06          18.37            6.52
Dec 1971         13.23            8.72           29.59       5.36          11.01            4.39
Dec 1972          5.69            5.16           36.35       5.39           7.26            3.84
Dec 1973         -1.11            4.61          -14.92       8.60           1.14            6.93
Dec 1974          4.35            5.69          -23.16      10.20          -3.06            8.00
Dec 1975          9.20            7.83           35.39       6.51          14.64            5.80
Dec 1976         16.75           12.87            2.54       5.22          18.65            5.08
Dec 1977         -0.69            1.41           18.06       6.11           1.71            5.12
Dec 1978         -1.18            3.49           32.62      10.21          -0.07            7.18
Dec 1979         -1.23            4.09            4.75      11.90          -4.18           10.38
Dec 1980         -3.95            3.91           22.58      12.33          -2.76           11.24
Dec 1981          1.86            9.45           -2.28      15.50          -1.24           14.71
Dec 1982         40.36           29.10           -1.86      12.18          42.56           10.54
Dec 1983          0.65            7.41           23.69       9.65           6.26            8.80
Dec 1984         15.48           14.02            7.38      10.65          16.86            9.85
Dec 1985         30.97           20.33           56.16       7.82          30.09            7.72
Dec 1986         24.53           15.14           69.44       6.30          19.85            6.16
Dec 1987         -2.71            2.90           24.63       6.59          -0.27            5.47
Dec 1988          9.67            6.10           28.27       8.15          10.70            6.35
Dec 1989         18.11           13.29           10.54       8.27          16.23            8.37
Dec 1990          6.18            9.73          -23.45       7.85           6.78            7.81
Dec 1991         19.30           15.46           12.13       4.95          19.89            5.60
Dec 1992          8.05            7.19          -12.17       3.27           9.39            3.51
Dec 1993         18.24           11.24           32.56       2.88          13.19            2.90
Dec 1994         -7.77           -5.14            7.78       5.40          -5.76            3.90
Dec 1995         31.67           16.80           11.21       5.21          27.20            5.60
Dec 1996         -0.93            2.10            6.05       5.21           1.40            5.21
Dec 1997         15.85            8.38            1.78       5.71          12.95            5.26




                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT

-----------------------------------------------------------------------------------------------------------------------


Dec 1925          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1926          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1927          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1928          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1929          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1930          N/A           N/A           N/A            N/A            N/A            N/A              5.30
Dec 1931          N/A           N/A           N/A            N/A            N/A            N/A              5.10
Dec 1932          N/A           N/A           N/A            N/A            N/A            N/A              4.10
Dec 1933          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1934          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1935          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1936          N/A           N/A           N/A            N/A            N/A            N/A              3.20
Dec 1937          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1938          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1939          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1940          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1941          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1942          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1943          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1944          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1945          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1946          N/A           N/A           N/A            N/A            N/A            N/A              2.20
Dec 1947          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1948          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1949          N/A           N/A           N/A            N/A            N/A            N/A              2.40
Dec 1950          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1951          N/A           N/A           N/A            N/A            N/A            N/A              2.60
Dec 1952          N/A           N/A           N/A            N/A            N/A            N/A              2.70
Dec 1953          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1954          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1955          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1956          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1957          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1958          N/A           N/A           N/A            N/A            N/A            N/A              3.38
Dec 1959          N/A           N/A           N/A            N/A            N/A            N/A              3.53
Dec 1960          N/A           N/A           N/A            N/A            5.77           N/A              3.86
Dec 1961          N/A           N/A           N/A            N/A           20.59           N/A              3.90




                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT

-----------------------------------------------------------------------------------------------------------------------


Dec 1962          N/A           N/A           N/A            N/A           -6.80           N/A              4.08
Dec 1963          N/A           N/A           N/A            N/A           13.10           N/A              4.17
Dec 1964          N/A           N/A           N/A            N/A           12.36           N/A              4.19
Dec 1965          N/A           N/A           N/A            N/A            9.80           N/A              4.23
Dec 1966          N/A           N/A           N/A            N/A           -5.86           N/A              4.45
Dec 1967          N/A           N/A           N/A            N/A           15.09           N/A              4.67
Dec 1968          N/A           N/A           N/A            N/A           13.97           N/A              4.68
Dec 1969          N/A           N/A           N/A            N/A           -9.01           N/A              4.80
Dec 1970          N/A           N/A           N/A            N/A            5.62           N/A              5.14
Dec 1971          N/A           N/A           N/A            N/A           13.90           N/A              5.30
Dec 1972          8.01          N/A           N/A            N/A           11.13           N/A              5.37
Dec 1973        -15.52          N/A           N/A            N/A          -12.24           N/A              5.51
Dec 1974        -21.40          N/A           N/A            N/A          -18.71           N/A              5.96
Dec 1975         19.30          N/A           N/A            N/A           27.10           N/A              6.21
Dec 1976         47.59          N/A           N/A            N/A           26.03           N/A              6.23
Dec 1977         22.42          N/A           N/A            N/A           -0.72           N/A              6.39
Dec 1978         10.34          N/A          13.04           N/A            4.80           N/A              6.56
Dec 1979         35.86         43.09         70.81           N/A           14.67           N/A              7.29
Dec 1980         24.37         38.58         22.08           N/A           19.70           N/A              8.78
Dec 1981          6.00          2.03          7.18           N/A            1.86           N/A             10.71
Dec 1982         21.60         24.95         24.47          22.68          30.63           N/A             11.19
Dec 1983         30.64         29.13         27.61          26.10          17.44           N/A              9.71
Dec 1984         20.93         -7.30         20.64           1.18           7.46           N/A              9.92
Dec 1985         19.10         31.05         22.20          35.58          29.83           N/A              9.02
Dec 1986         19.16          5.68         20.30          16.21          18.43           N/A              7.84
Dec 1987         -3.64         -8.77         -7.86          -2.03           4.13           N/A              6.92
Dec 1988         13.49         24.89         24.18          20.87          11.18          40.43             7.20
Dec 1989          8.84         16.24          2.37          35.54          19.70          64.96             7.91
Dec 1990        -15.35        -19.51        -33.46          -5.12           0.66         -10.55             7.80
Dec 1991         35.70         46.05         20.03          50.10          25.83          59.91             4.61
Dec 1992         14.59         18.41          7.36          11.91           7.46          11.40             2.89
Dec 1993         19.65         18.91         15.24          13.96          11.95          74.83             2.73
Dec 1994          3.17         -1.82          1.64          -3.57          -2.05          -7.32             4.96
Dec 1995         15.27         28.44         13.65          30.94          24.89          -5.21             5.24
Dec 1996         35.26         16.53         36.87          19.20          13.01           6.03             4.95
Dec 1997         20.29         22.36         19.80          32.26          20.05          -11.59            5.17


                                   APPENDIX C

                            OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.

As of December 31, 1997, PMC employed a professional investment staff of 58, with a combined average of 12 years' experience in the financial services industry.

Total assets of all Pioneer mutual funds at December 31, 1997, were approximately $19.8 billion representing 1,177,148 shareholder accounts, 791,468 non-retirement accounts and 385,680 retirement accounts.


g:\edgar\sai\current\it498sai.doc

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:


             The financial highlights of the Registrant for the fiscal year ended December 31, 1997 are included in Part A of the Registration Statement and the financial statements of the Registrant for the fiscal year ended December 31, 1997 are part of the 1997 Annual Report to Shareholders (filed electronically on February 23, 1998; File No. 811-04768; Accession No. 0000798172-98-000003) which is incorporated by reference into Part B of the Registration
             Statement.

         (b) Exhibits:


             1.       Amended and Restated Declaration of Trust.1

             1.1      Form of Establishment and Designation of Classes.1

             1.2      Restated Establishment and Designation of Classes.2

             2.       By-Laws.1

             3.       None.

             4.       None.

             5. Management Contract between the Registrant and Pioneering Management Corporation.1

             6.1 Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.1

             6.2      Form of Dealer Sales Agreement.2

             7.       None.

             8.1 Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.1

             9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.2

             10.      None.

             11.      Consent of Independent Public Accountants.3

             12.      None.

             13.      Stock Purchase Agreement.1

             14.      None.

             15.      Class A Distribution Plan.1

             15.1     Class B Distribution Plan.1

             15.2     Class C Distribution Plan.2

             16. Description of Average Annual Total Return and Yield Calculation.1

             17.      Financial Data Schedules.3

             18.1 Multiple Class Plan for Class A and Class B shares pursuant to Rule 18f-3.2

             18.2 Multiple Class Plan for Class A, Class B and Class C shares pursuant to Rule 18f-3.2

             19.      Powers of Attorney.3

------------------------

     1Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement (File No. 33-7592) as filed with the Securities and Exchange Commission (the "SEC") on April 27, 1995 (Accession No.0000798172-95-000005).

     2Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC on April 25, 1996 (Accession No. 0000798172-96-000010).

     3Filed herewith.

Item 25.  Persons Controlled by or Under Common Control with Registrant

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                           OWNED   PERCENT    STATE/COUNTRY OF
                COMPANY                     BY    OF SHARES    INCORPORATION
Pioneering Management Corp. (PMC)           PGI     100%          DE
Pioneer Funds Distributor, Inc. (PFD)       PMC     100%          MA
Pioneer Explorer, Inc. (PEI)                PMC     100%          DE
Pioneer Fonds Marketing GmbH (GmbH)         PFD     100%          Germany
Pioneer Forest, Inc. (PFI)                  PGI     100%          DE
CJSC "Forest-Starma" (Forest-Starma)        PFI     95%           Russia
Pioneer Metals and Technology, Inc. (PMT)   PGI     100%          DE
Pioneer Capital Corp. (PCC)                 PGI     100%          DE
Pioneer SBIC Corp.                          PCC     100%          MA
Pioneer Real Estate Advisors, Inc. (PREA)   PGI     100%          DE
Pioneer Management (Ireland) Ltd. (PMIL)    PGI     100%          Ireland
Pioneer Plans Corporation (PPC)             PGI     100%          DE
PIOGlobal Corp. (PIOGlobal)                 PGI     100%          DE
Pioneer Investments Corp. (PIC)             PGI     100%          MA
Pioneer Goldfields Holdings, Inc. (PGH)     PGI     100%          DE
Pioneer Goldfields Ltd. (PGL)               PGH     100%          Guernsey
Teberebie Goldfields Ltd. (TGL)             PGL     90%           Ghana
Pioneer Omega, Inc. (Omega)                 PGI     100%          DE
Pioneer First Russia, Inc. (First Russia)   Omega   81.65%        DE
Pioneering Services Corp. (PSC)             PGI     100%          MA
Pioneer International Corp. (PIntl)         PGI     100%          DE
Pioneer First Polish Investment Fund
JSC, S.A. (First Polish)                    PIntl   100%          Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                             PIntl   100%          Czech Republic

Registered investment companies that are parties to management contracts with
PMC:

FUNDS                                               BUSINESS TRUST
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer India Fund                                  DE
Pioneer Growth Trust                                MA
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Independence Fund                           DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  Number of Holders of Securities

                        (1)
                  Title of Class                         (2)
           Shares of Beneficial Interest       Number of Record Holders
                (without par value)              as of March 30, 1998
           Class A shares                                  1,753
           Class B shares                                    87
           Class C shares                                    12

Item 27.  Indemnification

         Except for the Amended and Restated Declaration of Trust (the "Declaration"), dated December 7, 1993, establishing the Registrant as a business trust under Massachusetts law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser


         All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:


         (a)      Items 1 and 2 of Part 2; and


         (b)      Section 6, Business Background, of each Schedule D.

Item 29.  Principal Underwriters

         (a)      See Item 25 above.

         (b)      Directors and officers of PFD:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  REGISTRANT

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None


Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None


Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 30.  Location of Accounts and Records

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31.  Management Services


         Not applicable.

Item 32.  Undertakings


         (a) Not applicable.


         (b) Not applicable.

         (c) The Registrant undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 16 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 30th day of April, 1998.
                                       PIONEER INTERMEDIATE TAX-FREE FUND



                                       By:  /s/ John F. Cogan, Jr.
                                            John F. Cogan, Jr.

                                            Chairman and President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )

                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
                                                                  )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
                                                                  )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.             Dated:  April 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number            Document Title


11.               Consent of Independent Public Accountants

17.               Financial Data Schedules

19.               Powers of Attorney